Fair value measurement	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Fair Value Measurement Explanatory
Note 20

Fair value measurement
a) Valuation principles
All financial and

non-financial assets

and liabilities measured

or disclosed

at fair value

are categorized

into one of

three
fair value hierarchy

levels in

accordance with

International F

inancial Reporting

Standards (IFRS).

The fair value

hierarchy
is based

on

the transparency

of inputs

to the

valuation

of an

asset or

liability as

of

the measurement

date.

In certain
cases,

the

inputs

used

to

measure

fair value

may

fall

within

different

levels

of

the

fair value

hierarchy.

For

disclosure
purposes,

the level

in the

hierarchy

within

which an

instrument is

classified in

its entirety

is based

on

the lowest

level
input that is significant to the position’s

fair value measurement:
–

Level 1 – quoted prices (unadjusted)

in active markets for identical assets and liabilities;
–

Level 2 – valuation techniques for which

all significant inputs are, or a

re based on, observable market data; or
–

Level 3 – valuation techniques for which

significant inputs are not

based on observable market data.
Fair values are determined

using quoted prices in active

markets for identical assets

or liabilities, where available.

Where
the

market

for

a

financial

instrument

or

non-financial

asset

or

liability

is

not

active,

fair

value

is

established

using

a
valuation

technique,

including

pricing

models.

Valuation

adjustments

may

be

made

to

allow

for

additional

factors,
including model, liquidity, credit

and funding

risks, which are not explicitly

captured within the valuation

technique, but
which would

nevertheless be considered

by market participants

when establishing

a price. The

limitations inherent

in a
particular valuation

technique are

considered in

the determination of

the classification

of an asset

or liability within

the
fair value hierarchy. Generally, the unit of account for a financial instrument is the individual instrument, and

UBS applies
valuation

adjustments

at

an

individual

instrument

level,

consistent

with

that

unit

of

account.

However,

if

certain
conditions

are

met, UBS

may estimate

the

fair

value

of

a

portfolio

of

financial assets

and

liabilities

with

substantially
similar and offsetting risk exposures

on the basis of the

net open risks.
›

Refer to Note 20d

for more information

b) Valuation governance
UBS’s

fair

value

measurement

and

model

governance

framework

includes

numerous

controls

and

other

procedural
safeguards

that are

intended

to maximize the

quality of

fair value

measurements

reported

in the

financial statements.
New products

and valuation techniques

must be reviewed

and approved

by key stakeholders

from the risk

and finance
control functions. Responsibility

for the ongoing

measurement of financial

and non

-financial instruments at fair value

is
with the business divisions.
Fair

value

estimates

are

validated

by

the

risk

and

finance

control

functions,

which

are

independent

of

the

business
divisions. Independent price verification is performed

by Finance through benchmarking

the business divisions’ fair value
estimates

with

observable

market

prices

and

other

independent

sources.

A

governance

framework

and

associated
controls are

in place

in order

to monitor

the quality

of third

-party pricing

sources

where

used.

For instruments

where
valuation models are used

to determine fair value,

independent valuation and

model control groups

within Finance and
Risk Control evaluate UBS’s models on

a regular basis, including valuation

and model input parameters, as

well as pricing.
As a

result of the

valuation controls

employed, valuation

adjustments may be

made to the

business divisions’

estimates
of fair value to align with independent

market data and the relevant accounting

standard.
›

Refer to Note 20d

for more information

c) Fair value hierarchy
The table

below provides the

fair value hierarchy classification

of financial

and non-financial assets and

liabilities measured
at

fair

value.

The

narrative

that

follows

describes

valuation

techniques

used

in

measuring

their fair

value

of

different
product types

(including

significant valuation

inputs and

assumptions used),

and the factors

considered in

determining
their classification within the fair

value hierarchy.
During 2022, assets and liabilities that were transferred from Level 2 to Level 1, or from Level 1 to Level 2, and were held for the entire reporting period were

not material.
Determination of fair values

from quoted market prices or valuation techniques
1
31.12.22 31.12.21
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at

fair value on a recurring basis
Financial assets at fair value held for trading 96,241 10,138 1,488 107,866 113,697 14,825 2,299 130,821
of which: Equity instruments 83,074 789 126 83,988 97,958 1,090 149 99,197 of which: Government bills / bonds 5,496 950 18 6,464 7,135 1,351 10 8,496 of which: Investment fund units 6,673 596 61 7,330 7,843 1,364 21 9,229 of which: Corporate and municipal bonds 976 6,363 541 7,880 708 7,604 556 8,868 of which: Loans 0 1,179 628 1,807 0 3,099 1,443 4,542
of which: Asset-backed securities 22 261 114 397 53 317 120 489
Derivative financial instruments 769 147,875 1,464 150,108 522 116,479 1,140 118,142
of which: Foreign exchange 575 84,881 2 85,458 255 53,043 7 53,305 of which: Interest rate 0 39,345 460 39,805 0 32,747 494 33,241 of which: Equity / index 1 21,542 653 22,195 0 27,861 384 28,245 of which: Credit 0 719 318 1,038 0 1,179 236 1,414
of which: Commodities 0 1,334 30 1,365 0 1,590 16 1,606
Brokerage receivables 0 17,576 0 17,576 0 21,839 0 21,839
Financial assets at fair value not held for trading 26,572 29,498 3,725 59,796 27,278 28,622 4,180 60,080
of which: Financial assets for unit-linked investment

contracts
13,071 1 0 13,072 21,110 187 6 21,303
of which: Corporate and municipal bonds 35 14,101 230 14,366 123 13,937 306 14,366 of which: Government bills / bonds 13,103 3,638 0 16,741 5,624 3,236 0 8,860 of which: Loans 0 3,602 736 4,337 0 4,982 892 5,874
of which: Securities financing transactions 0 7,590 114 7,704 0 5,704 100 5,804 of which: Auction rate securities 0 0 1,326 1,326 0 0 1,585 1,585 of which: Investment fund units 307 566 190 1,063 338 574 117 1,028 of which: Equity instruments 57 0 792 849 83 2 681 765
Financial assets measured at

fair value through other comprehensive

income on a recurring basis
Financial assets measured at fair value through

other comprehensive income
57 2,182 0 2,239 2,704 6,140 0 8,844
of which: Asset-backed securities
2
0 0 0 0 0 4,849 0 4,849
of which: Government bills / bonds
2
0 26 0 26 2,658 27 0 2,686
of which: Corporate and municipal bonds 57 2,156 0 2,213 45 1,265 0 1,310
Non-financial assets measured at

fair value on a recurring basis
Precious metals and other physical commodities 4,471 0 0 4,471 5,258 0 0 5,258
Non-financial assets measured at

fair value on a non-recurring

basis
Other non-financial assets
3
0 0 110 110 0 0 26 26
Total assets measured

at fair value
128,110 207,269 6,788 342,166 149,459 187,905 7,645 345,010
Determination of fair values

from quoted market prices or valuation techniques

(continued)
1
31.12.22 31.12.21
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value

on a recurring basis
Financial liabilities at fair value held for trading 23,578 5,823 114 29,515 25,413 6,170 105 31,688 of which: Equity instruments 16,521 352 78 16,951 18,328 513 83 18,924 of which: Corporate and municipal bonds
36 4,643 27 4,707 30 4,219 17 4,266
of which: Government bills / bonds 5,880 706 1 6,587 5,883 826 0 6,709 of which: Investment fund units 1,141 84 3 1,229 1,172 555 6 1,733
Derivative financial instruments 640 152,582 1,684 154,906 509 118,558 2,242 121,309
of which: Foreign exchange

587 87,897 24 88,508 258 53,800 21 54,078
of which: Interest rate

0 37,429 116 37,545 0 28,398 278 28,675
of which: Equity / index

0 24,963 1,184 26,148 0 33,438 1,511 34,949
of which: Credit 0 920 279 1,199 0 1,412 341 1,753
of which: Commodities 0 1,309 52 1,361 0 1,503 63 1,566
Financial liabilities designated at

fair value on a recurring basis
Brokerage payables designated at

fair value
0 45,085 0 45,085 0 44,045 0 44,045
Debt issued designated at fair value 0 63,111 10,527 73,638 0 59,606 14,194 73,799
Other financial liabilities designated at fair value 0 29,547 691 30,237 0 29,258 816 30,074 of which: Financial liabilities related to unit-linked

investment contracts
0 13,221 0 13,221 0 21,466 0 21,466
of which: Securities financing transactions 0 15,333 0 15,333 0 6,375 2 6,377 of which: Over-the-counter

debt instruments and other
0 993 691 1,684 0 1,417 814 2,231
Total liabilities measured

at fair value
24,219 296,148 13,015 333,381 25,922 257,637 17,357 300,916
1 Bifurcated embedded derivatives are presented

on the same balance sheet lines as their host contracts and

are not included in this table. The fair

value of these derivatives was not material for the

periods presented.

2 Effective 1 April 2022, a portfolio of

assets previously classified as Financial

assets measured at fair value

through other

comprehensive income was

reclassified to Other financial

assets measured at amortized cost.
Refer to Note 1 for more information.

3 Other non-financial assets primarily

consist of properties and other non-current assets

held for sale, which are measured

at the lower of their net carrying amount or fair value
less costs to sell.
Valuation techniques

UBS uses widely recognized valuation techniques for determining the fair value of

financial and non-financial instruments
that are

not actively

traded and

quoted.

The most frequently

applied

valuation techniques

include discounted

value of
expected cash flows, relative value

and option pricing methodologies.
Discounted

value

of

expected

cash

flows

is

a

valuation

technique

that

measures

fair

value

using

estimated

expected
future cash

flows from assets or

liabilities and then

discounts these cash

flows using a discount

rate or discount

margin
that

reflects

the

credit

and

/ or

funding spreads

required

by

the market

for

instruments

with

similar

risk and

liquidity
profiles to

produce

a present

value.

When using

such valuation

techniques,

expected

future cash

flows

are estimated
using an

observed or

implied market price

for the

future cash

flows or by

using industry

-standard

cash flow projection
models.

The

discount

factors

within

the

calculation

are

generated

using

industry-standard

yield

curve

modeling
techniques and models.
Relative value

models measure

fair value

based on the

market prices

of equivalent

or comparable

assets or

liabilities,

making
adjustments for differences

between the characteristics

of the observed instrument

and the instrument

being valued.
Option

pricing

models

incorporate

assumptions

regarding

the

behavior

of

future

price

movements

of

an

underlying
referenced

asset

or

assets

to

generate

a

probability-weighted

future

expected

payoff

for

the

option.

The

resulting
probability-weighted expected

payoff is

then discounted

using discount

factors generated

from industry

-standard yield
curve modeling

techniques

and

models. The

option pricing

model may

be implemented

using a

closed-form analytical
formula or other mathematical techniques

(e.g., binomial

tree or Monte Carlo simulation).
Where available, valuation techniques use market-observable assumptions and inputs. If such data is not available,

inputs
may be derived

by reference

to similar assets

in active

markets, from recent

prices for

comparable transactions

or from
other observable market data. In such

cases, the inputs selected

are based on historical

experience and practice for

similar
or analogous instruments,

derivation of input

levels based

on similar

products with observable

price levels, and knowledge
of current market conditions and

valuation approaches.
For

more

complex

instruments,

fair

values

may

be

estimated

using

a

combination

of

observed

transaction

prices,
consensus pricing services and relevant

quotes. Consideration is given to the nature of the

quotes (e.g., indicative or firm)
and the

relationship of recently

evidenced market activity

to the prices

provided by

consensus pricing services. UBS

also
uses internally developed models, which are typically

based on valuation methods and techniques recognized as standard within the

industry. Assumptions

and inputs used in

valuation techniques include

benchmark interest rate

curves, credit
and

funding

spreads used

in estimating

discount

rates,

bond

and

equity prices,

equity

index

prices,

foreign

exchange
rates, levels of market volatility and correlation. Refer to Note 20e for more information. The discount curves used by the
Group incorporate the funding

and credit characteristics of the instruments to which

they are applied.
Financial instruments

excluding derivatives:

valuation and classification

in the fair value

hierarchy
Product
Valuation and

classification in the fair value hierarchy
Government bills
and bonds
Valuation –

Generally valued using prices

obtained directly from the market.
–

Instruments not

priced directly using

active-market data are

valued using discounted

cash flow valuation
techniques that incorporate market

data for similar government instruments.

Fair value
hierarchy
–

Generally traded in

active markets with prices that

can be obtained directly from these

markets, resulting
in classification as Level 1,

while the remaining positions are classified as Level

2 and Level 3.
Corporate and
municipal bonds
Valuation –

Generally

valued

using

prices

obtained

directly

from

the

market

for

the

security,

or

similar

securities,
adjusted for seniority, maturity

and liquidity.
–

When

prices are

not available,

instruments are

valued using

discounted

cash flow

valuation techniques
incorporating the credit spread of

the issuer or similar issuers.
–

For

convertible

bonds

without directly

comparable

prices,

issuances

may

be priced

using

a convertible
bond model.
Fair value
hierarchy
–

Generally classified as Level 1

or Level 2,

depending on the depth of trading activity behind

price sources.
–

Level 3 instruments have no suitable

pricing information available.
Traded

loans and
loans measured at
fair value
Valuation –

Valued directly using market prices

that reflect recent transactions

or quoted dealer prices, where

available.
–

Where

no market

price

data is

available, loans

are valued

by relative

value benchmarking

using pricing
derived from debt instruments in

comparable entities or different products in the same

entity, or by using
a credit

default swap valuation

technique, which

requires inputs

for credit

spreads, credit

recovery rates
and

interest rates.

Recently originated

commercial

real estate

loans are

measured

using a

securitization
approach based on rating age

ncy guidelines.
Fair value
hierarchy
–

Instruments with suitably deep

and liquid pricing information are classified as

Level 2.
–

Positions requiring the use of valuation techniques, or for which the price sources have insufficient trading depth, are classified as Level 3.
Investment fund
units
Valuation –

Predominantly exchange

-traded, with readily available quoted prices in liquid

markets.
–

Where market prices are not available,

fair value may be measured using net asset values (NAVs)

.
Fair value
hierarchy
–

Listed

units

are

classified

as Level

1, provided

there

is sufficient

trading

activity to

justify

active-market
classification, while other positions are

classified as Level 2.
–

Positions for which NAVs are not available

are classified as Level 3.
Asset-backed
securities (ABS)
Valuation –

For liquid securities, the valuation process will use trade and price data, updated for movements in market levels between the

time of trading and

the time of valuation. Less liquid

instruments are measured using
discounted expected cash flows incorporating

price data for

instruments or indices with

similar risk profiles.
Fair value
hierarchy
–

Residential

mortgage
-
backed

securities
, c
ommercial

mortgage
-
backed

securities

and

other

ABS

are
generally classified as Level 2. However, if significant inputs are unobservable, or if market or fundamental data is not available, they are

classified as Level 3.
Auction rate
securities (ARS)
Valuation –

ARS

are

valued

utilizing

a

discounted

cash

flow

methodology.

The

model

captures

interest

rate

risk
emanating from the

note coupon, credit risk

attributable to the underlying

closed-end fund

investments,
liquidity risk as a function of

the level of trading volume in these

positions, and extension risk

,

as ARS are
perpetual instruments that require

an assumption regarding their maturity

or issuer redemption date.

Fair value
hierarchy
–

Granular and liquid

pricing information is generally

not available for ARS.

As a result, these

securities are
classified as Level 3.
Equity instruments
Valuation –

Listed equity instruments are

generally valued using prices obtained directly from

the market.
–

Unlisted equity

holdings, including

private equity

positions, are

initially marked

at their

transaction price
and are

revalued when

reliable evidence

of price

movement becomes

available or

when the

position

is
deemed to be impaired.

Fair value
hierarchy
–

The majority

of equity

securities are

actively

traded on

public stock

exchanges where

quoted prices

are
readily and regularly available, resulting

in Level 1 classification.
–

Equity securities less actively traded

will be classified as Level 2 and illiquid

positions as Level 3.
Financial assets for
unit-linked
investment
contracts
Valuation –

The majority of assets are listed on

exchanges and fair values are determined using quoted

prices.
Fair value
hierarchy
–

Most assets are classified as

Level 1 if actively traded, or Level 2 if trading is not active.
–

Instruments for which prices are

not readily available are classified as

Level 3.
Securities
financing
transactions
Valuation –

These instruments are

valued using discounted expected

cash flow techniques. The

discount rate applied
is based on funding curves that

are relevant to the collateral eligibility terms.
Fair value
hierarchy
–

Collateral

funding curves for

these instruments

are generally observable

and, as

a result,

these positions
are classified as Level 2.
–

Where the collateral terms

are non-standard, the funding curve

may be considered unobservable

and these
positions are classified as Level 3.
Brokerage
receivables and
payables
Valuation –

Fair value is determined based on

the value of the underlying balances.
Fair value
hierarchy
–

Due to their on-demand nature,

these receivables and payables are deemed as Level

2.
Product
Valuation and

classification in the fair value hierarchy
Financial liabilities
related to unit-
linked investment
contracts
Valuation –

The

fair values

of investment

contract liabilities

are determined

by reference

to the

fair

value of

the
corresponding assets.
Fair value
hierarchy
–

The

liabilities

themselves

are

not actively

traded,

but

are

mainly

referenced

to

instruments

that

are
actively traded and are therefore classified

as Level 2.
Precious metals and
other physical
commodities
Valuation –

Physical assets are valued using the

spot rate observed in the relevant market

.
Fair value
hierarchy
–

Generally traded in active markets

with prices that can

be obtained directly from

these markets, resulting
in classification as Level 1.
Debt issued
designated at fair
value
Valuation –

The risk management

and the valuation

approaches for

these instruments are

closely aligned with

the
equivalent

derivatives

business

and

the

underlying

risk,

and

the

valuation

techniques

used

for

this
component are the same a

s

the relevant valuation techniques described below.
Fair value
hierarchy
–

The observability is closely aligned with

the equivalent derivatives business and the underlying

risk.

Derivative instruments: valuation

and classification in the fair

value hierarchy
The curves used for discounting

expected cash flows in

the valuation of collateralized

derivatives reflect the funding terms
associated with the relevant collateral arrangement for the instrument being valued. These collateral arrangements differ across

counterparties

with

respect

to

the

eligible

currency
and
interest

terms

of

the

collateral.

The

majority

of
collateralized derivatives are

measured using a discount

curve based on funding

rates derived from overnight interest

in
the cheapest eligible currency for the

respective counterparty

collateral agreement.
Uncollateralized and

partially collateralized

derivatives are

discounted

using the

alternative reference

rate (the

ARR) (or
equivalent)

curve for

the

currency of

the

instrument.

As

described

in

Note

20d,

the fair

value

of

uncollateralized

and
partially

collateralized derivatives

is

then adjusted

by

credit

valuation

adjustments

(CVAs),

debit valuation

adjustments
(DVAs)

and

funding valuation

adjustments (

FVAs),

as applicable,

to reflect

an estimation

of the

effect of

counterparty
credit risk, UBS’s own credit risk, and

funding costs and benefits.
›

Refer to Note 10

for more information

about derivative

instruments

Derivative product
Valuation and

classification in the fair value hierarchy
Interest rate
contracts
Valuation –

Interest rate swap contracts are valued by estimating future interest cash flows and discounting those cash flows using

a rate

that reflects

the appropriate

funding rate

for the

position

being

measured. The

yield
curves used

to estimate

future index levels

and discount

rates are generated

using market-standard

yield
curve models using interest rates associated

with current market activity. The key

inputs to the models are
interest rate

swap rates, forward

rate agreement

rates, short-term interest

rate futures prices, basis

swap
spreads and inflation swap rates.
–

Interest rate

option contracts

are valued

using various

market-standard option

models, using

inputs that
include interest rate yield curves,

inflation curves, volatilities and correlations.
–

When the maturity of an interest rate swap or option contract exceeds the term for which standard market
quotes are observable for a significant input parameter, the contracts are valued by extrapolation from the
last observable point using

standard assumptions or by reference to

another observable comparable input
parameter to represent a

suitable proxy for that portion of the term.
Fair value
hierarchy
–

The majority of interest rate swaps are classified as Level 2,

as the standard market contracts that form the
inputs for yield curve models are

generally traded in active and observable

markets.
–

Options are generally treated as Level 2,

as the calibration process enables

the model output to

be validated
to active-market levels. Models calibrated

in this way are

then used to

revalue the portfolio of

both standard
options and more exotic products.
–

Interest

rate swap

or option

contracts are

classified as

Level 3 when

the terms

exceed standard

market-
observable quotes.
–

Exotic options for which appropriate volatility or correlation input levels cannot be implied from observable market data are classified as Level

3.
Credit derivative
contracts
Valuation –

Credit

derivative

contracts

are

valued

using

industry-standard

models

based

primarily

on market

credit
spreads, upfront

pricing points and

implied recovery rates.

Where a derivative

credit spread is not directly
available, it may be derived from

the price of the reference cash bond.

–

Asset-backed

credit derivatives

are valued

using a

valuation

technique similar

to that

of the

underlying
security with an adjustment to reflect

the funding differences between

cash and synthetic form.
Fair value
hierarchy
–

Single-entity

and

portfolio

credit

derivative

contracts

are

classified

as

Level 2

when

credit

spreads

and
recovery rates are determined from actively

traded observable market data. Where the

underlying reference
name(s) are

not actively traded

and the

correlation cannot

be directly mapped

to actively traded

tranche
instruments, these contracts are

classified as Level 3.

–

Asset-backed

credit

derivatives

follow

the

characteristics

of

the

underlying

security

and

are

therefore
distributed across Level 2 and

Level 3.
Derivative product
Valuation and

classification in the fair value hierarchy
Foreign exchange
contracts
Valuation –

Open spot foreign exchange

(FX) contracts are valued using the FX spot rate observed

in the market.
–

Forward FX contracts are

valued using the FX spot rate

adjusted for forward pricing points

observed from
standard market-based

sources.
–

Over-the-counter

(OTC)

FX option

contracts are

valued

using market-standard

option valuation

models.
The models

used for shorter-dated

options (i.e.,

maturities of five

years or less)

tend to be

different than
those used for longer-dated options because the models

needed for longer-dated OTC FX

contracts require
additional consideration of

interest rate and FX rate interdependency.
–

The valuation for multi-dimensional FX options uses a multi-local volatility model, which is calibrated to the
observed FX volatilities for all relevant

FX pairs.
Fair value
hierarchy
–

The

markets

for

FX

spot

and

FX

forward

pricing

points

are

both

actively

traded

and

observable

and
therefore such FX contracts are generally

classified as Level 2.

–

A significant

proportion of

OTC FX option

contracts are

classified as Level

2 as inputs

are derived

mostly
from standard market

contracts traded in active and observable markets.
–

OTC FX option contracts

classified as Level 3 include

multi-dimensional FX options and long-dated FX

exotic
option contracts where

there is no active market from which to derive

volatility or correlation inputs.
Equity / index
contracts
Valuation –

Equity

forward contracts

have a

single stock

or index

underlying and

are

valued using

market-standard
models. The key

inputs to the

models are stock

prices, estimated dividend

rates and equity

funding rates
(which are implied from prices of forward contracts observed in the market). Estimated cash flows are then
discounted using

market-standard discounted cash

flow models using a

rate that reflects the

appropriate
funding rate for that portion of

the portfolio. When no market

data is available for the

instrument maturity,
they are

valued

by extrapolation

of available

data, use

of historical

dividend data,

or use

of data

for a
related equity.

–

Equity option contracts are valued using market-standard

models that estimate the equity forward level as
described

for

equity

forward

contracts

and

incorporate

inputs

for

stock

volatility

and

for

correlation
between

stocks

within

a

basket.

The

probability-weighted

expected

option

payoff

generated

is

then
discounted

using

market-standard

discounted

cash

flow

models

applying

a

rate

that

reflects

the
appropriate funding rate for that portion of the portfolio. When volatility, forward or correlation inputs are not

available,

they

are

valued

using

extrapolation

of

available

data,

historical

dividend,

correlation

or
volatility data, or the equivalent

data for a related equity.
Fair value
hierarchy
–

As inputs

are derived

mostly from standard

market contracts traded

in active

and observable

markets, a
significant proportion of equity forward

contracts are classified as Level 2.

–

Equity option

positions for

which inputs are

derived from standard

market contracts traded

in active and
observable markets are also classified as Level 2.

Level 3 positions are those for which volatility, forward or correlation inputs are not ob

servable.
Commodity
contracts
Valuation –

Commodity

forward

and

swap

contracts are

measured

using

market-standard

models

that use

market
forward levels on standard

instruments.

–

Commodity

option

contracts

are

measured

using

market-standard

option

models

that

estimate

the
commodity forward

level as

described

for commodity

forward and

swap contracts,

incorporating

inputs
for the volatility of the underlying index or commodity. For commodity options on baskets of commodities
or

bespoke

commodity

indices,

the

valuation

technique

also

incorporates

inputs

for

the

correlation
between different commodities or

commodity indices.
Fair value
hierarchy
–

Individual

commodity

contracts

are

typically

classified

as

Level 2,

because

active

forward

and

volatility
market data is available.

d) Valuation adjustments and other items
The output of

a valuation

technique is always

an estimate of

a fair value

that cannot be

measured with complete

certainty.
As a result, valuations are adjusted

where appropriate and when such factors

would be considered by market participants
in estimating fair value, to reflect close-out costs, credit exposure,

model-driven valuation uncertainty,

funding costs and
benefits, trading restrictions and

other factors.

Deferred day-1 profit or loss reserves
For new transactions

where the

valuation technique

used to

measure fair

value requires

significant

inputs that

are not
based on observable market data, the financial instrument is initially recognized

at the transaction price. The transaction
price may differ from the fair

value obtained using a

valuation technique, where

any such difference is deferred and

not
initially recognized in the income statement.

Deferred day-1 profit or loss is

generally released into
Other net income from financial instruments measured at fair value through profit

or loss

when pricing

of equivalent

products or

the underlying

parameters becomes

observable or

when
the transaction is closed out.
The table below summarizes the changes

in deferred day-1 profit or loss

reserves during the

respective period.
Deferred day-1 profit

or loss reserves
USD m 2022 2021 2020
Reserve balance at the beginning of the

year
418 269 146
Profit / (loss) deferred on new transactions 299 459 362
(Profit) / loss recognized in the income statement (295) (308) (238)
Foreign currency translation 0 (2) 0
Reserve balance at the end of the year 422 418 269
Own credit

Own

credit

risk

is

reflected

in

the

valuation

of

UBS’s

fair

value

option

liabilities

where

this

component

is

considered
relevant for valuation purposes

by UBS’s counterparties and other market participants.
Changes

in the

fair value

of financial

liabilities designated

at fair

value through

profit or

loss related

to own

credit are
recognized

in
Other

comprehensive

income

directly

within
Retained

earnings,

with

no

reclassification

to

the

income
statement

in

future

periods.

This

presentation

does

not

create

or

increase

an

accounting

mismatch

in

the

income
statement, as the Group does

not hedge changes in own

credit.
Own credit is estimated using own credit adjustment (OCA) curves, which incorporate observable market data, including market-observed secondary prices for UBS’s

debt and debt curves of

peers. In the table

below, the change in unrealized
own

credit consists

of changes

in fair

value that

are attributable

to the

change

in UBS’s

credit spreads,

as well

as the
effect of changes

in fair values

attributable to

factors other than

credit spreads,

such as redemptions,

effects from time
decay and

changes

in interest

and

other market

rates.

Realized

own

credit is

recognized

when

an instrument

with an
associated

unrealized

OCA

is

repurchased

prior

to

the

contractual

maturity

date.

Life-to-date

amounts

reflect

the
cumulative unrealized change

since initial recognition.
›

Refer to Note 15

for more information

about debt issued

designated at fair

value
Own credit adjustments on financial

liabilities designated at fair value
Included in Other comprehensive income
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Recognized during the period:
Realized gain / (loss)

1 (14) 2
Unrealized gain / (loss)

866 60 (295)
Total gain / (loss), before

tax
867 46 (293)
USD m 31.12.22 31.12.21 31.12.20
Recognized on the balance sheet

as of the end of the period:
Unrealized life-to-date gain / (loss)

556 (315) (381)
of which: debt issued designated at fair value 453 (347) (418)
of which: other financial liabilities designated at

fair value
103 32 36
Credit valuation adjustments
In

order

to

measure

the

fair

value

of

OTC

derivative

instruments,

including

funded

derivative

instruments

that

are
classified as
Financial assets at

fair value not

held for trading,

CVAs are needed to

reflect the credit risk

of the counterparty
inherent

in

these

instruments.

This

amount

represents

the

estimated

fair

value

of

protection

required

to

hedge

the
counterparty credit risk of such

instruments. A CVA

is determined for each counterparty,

considering all exposures

with
that counterparty,

and is dependent

on the expected future value

of exposures, default

probabilities and recovery

rates,
applicable collateral or netting arrangements,

break clauses, funding

spreads, and other contractual factors.

Funding valuation adjustments
FVAs

reflect

the

costs

and

benefits

of

funding

associated

with

uncollateralized

and

partially

collateralized

derivative
receivables and

payables and are

calculated as the

valuation effect from

moving the

discounting of

the uncollateralized
derivative cash flows from the ARR

to OCA using the CVA

framework, including the probability of

counterparty default.
An FVA is also

applied to collateralized derivative assets in

cases where the collateral

cannot be sold or repledged.
Debit valuation adjustments
A DVA is estimated to incorporate own credit in the valuation of derivatives where an

FVA is not already recognized. The
DVA calculation

is effectively consistent

with the CVA

framework, being determined

for each counterparty,

considering
all exposures

with that

counterparty

and

taking into

account

collateral

netting

agreements,

expected

future

mark-to-
market movements and UBS’s

credit default spreads.
Other valuation adjustments
Instruments that are measured as part

of a portfolio

of combined long and short

positions are valued at mid-market

levels
to ensure consistent

valuation of the

long-

and short-component

risks. A liquidity valuation

adjustment is then made

to
the overall

net long

or short

exposure

to move

the fair

value to

bid or

offer as

appropriate, reflecting

current levels

of
market liquidity.

The bid

–offer

spreads

used

in the

calculation of

this valuation

adjustment

are

obtained

from

market
transactions and other relevant sources

and are updated

periodically.
Uncertainties

associated

with

the

use

of model

-based

valuations

are

incorporated

into the

measurement

of

fair value
through the use of model

reserves. These reserves reflect

the amounts that the Group

estimates should be deducted from
valuations produced

directly by models

to incorporate uncertainties

in the relevant

modeling assumptions,

in the model
and market inputs

used, or in the

calibration of the

model output to

adjust for known

model deficiencies. In

arriving at
these estimates,

the Group

considers a

range of

market practices,

including

how it

believes market

participants would
assess these uncertainties. Model reserves are reassessed periodically in light of data from market

transactions, consensus
pricing services and other relevant sources.
Balance sheet valuation adjustments

on financial instruments
As of
USD m 31.12.22 31.12.21
Credit valuation adjustments
1
(33) (44)
Funding valuation adjustments (50) (49)
Debit valuation adjustments 4 2
Other valuation adjustments (839) (913)
of which: liquidity (311) (341)
of which: model uncertainty (529) (571)
1 Amounts do not include reserves

against defaulted counterparties.
Other items
In the first half of 2021,

UBS incurred a loss of

USD
861
m as a result of closing out a

significant portfolio of swaps with
a US-based

client of

its prime

brokerage

business and

the unwinding

of related

hedges,

following the

client’s default.
This loss is presented within
Other net income from financial instruments measured

at fair value through

profit or loss
.
e)

Level 3 instruments: valuation

techniques and inputs

The table below

presents material

Level 3 assets

and liabilities, together

with the valuation

techniques used

to measure
fair value,

the inputs

used in

a given

valuation technique

that are

considered

significant as

of 31

December 2022

and
unobservable, and a

range of values for those unobservable inputs.

The range of values represents

the highest- and lowest-level

inputs used in the valuation techniques.

Therefore, the range
does not reflect

the level

of uncertainty regarding a

particular input or

an assessment of

the reasonableness of

the Group’s
estimates and assumptions, but rather the different underlying characteristics of the relevant assets and liabilities held by
the Group. The ranges

will therefore vary from period to period

and parameter to parameter based

on characteristics of
the instruments held at each balance sheet date. Furthermore, the ranges of unobservable inputs may differ across other financial institutions, reflecting the diversity

of the products in each firm’s inventory.
Valuation techniques

and inputs used in the fair value measurement

of Level 3 assets and liabilities
Fair value
Significant
unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
31.12.22 31.12.21
USD bn 31.12.22 31.12.21 31.12.22 31.12.21 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value

held for trading and Financial

assets at fair value not held for trading
Corporate and municipal
bonds 0.8 0.9 0.0 0.0
Relative value to
market comparable Bond price equivalent 14 112 85 16 143 98 points
Discounted expected
cash flows Discount margin 412 412 434 434
basis
points
Traded loans, loans
measured at fair value,
loan commitments and
guarantees 1.7 2.8 0.0 0.0
Relative value to
market comparable Loan price equivalent 30 100 97 0 101 99 points
Discounted expected
cash flows Credit spread 200 200 200 175 800 436
basis
points
Market comparable
and securitization
model Credit spread 145 1,350 322 28 1,544 241
basis
points
Auction rate securities 1.3 1.6
Discounted expected
cash flows Credit spread 115 196 144 115 197 153
basis
points
Investment fund units
3
0.3 0.1 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
0.9 0.8 0.1 0.1
Relative value to
market comparable Price
Debt issued designated at
fair value
4
10.5 14.2
Other financial liabilities
designated at fair value 0.7 0.8
Discounted expected
cash flows Funding spread 23 175 24 175
basis
points
Derivative financial instruments
Interest rate 0.5 0.5 0.1 0.3 Option model
Volatility of interest
rates 75 143 65 81
basis
points
Credit 0.3 0.2 0.3 0.3
Discounted expected
cash flows
Credit spreads

9 565 1 583
basis
points
Bond price equivalent 3 277 2 136 points
Equity / index 0.7 0.4 1.2 1.5 Option model Equity dividend yields 0 20 0 11%
Volatility of equity
stocks, equity and
other indices 4 120 4 98%
Equity-to-FX
correlation (29) 84 (29) 76%
Equity-to-equity
correlation (25) 100 (25) 100%
1 The ranges

of significant unobservable

inputs are represented

in points, percentages

and basis points.

Points are a

percentage of par (e.g.,

100 points would

be 100% of par).

2 Weighted

averages are

provided
for most non-derivative

financial instruments

and were calculated

by weighting inputs

based on the fair

values of the

respective instruments.

Weighted

averages are not

provided for inputs

related to Other

financial
liabilities designated

at fair

value and

Derivative financial

instruments,

as this would

not be meaningful.

3 The

range of

inputs is

not disclosed,

as there

is a

dispersion of

values

given the

diverse nature

of the
investments.

4 Debt issued designated at fair value

primarily consists of UBS

structured notes, which include

variable maturity notes with

various equity and foreign

exchange underlying risks,

rates-linked

and credit-
linked notes, all of which

have embedded derivative

parameters that are considered

to be unobservable. The

equivalent derivative instrument

parameters are presented in the respective

derivative financial instruments
lines in this table.
Significant unobservable inputs in Level

3 positions
This section discusses

the significant

unobservable inputs

used in

the valuation

of Level 3

instruments and

assesses the
potential effect that

a change in

each unobservable input

in isolation

may have

on a fair

value measurement. Relationships
between observable and unobservable

inputs have not been

included in the summary below.

Input Description
Bond price
equivalent
–

Where

market prices are

not available

for a bond,

fair value is

measured by

comparison with

observable pricing data

from
similar instruments.

Factors considered

when selecting

comparable instruments include

credit quality, maturity

and industry
of the issuer.

Fair value may be

measured either by

a direct price

comparison or by conversion

of an instrument price

into a
yield (either as an outright yield

or as a spread to the relevant benchmark rate

).

–

For corporate

and municipal

bonds, the

range represents the

range of prices

from reference issuances

used in

determining
fair value. Bonds priced at 0 are distressed to the point that no recovery is expected, while prices significantly in excess of 100
or

par

relate

to inflation

-linked

or structured

issuances

that

pay a

coupon in

excess

of

the

market benchmark

as of

the
measurement date.
–

For credit derivatives, the bond

price range represents the range of prices used

for reference instruments, which are typically
converted to an equivalent

yield or credit spread as

part of the valuation process.
Loan price
equivalent
–

Where market

prices are not

available for a

traded loan, fair

value is measured

by comparison with

observable pricing

data
for

similar

instruments.

Factors

considered

when

selecting

comparable

instruments

include

industry

segment,

collateral
quality, maturity and issuer-specific covenants.

Fair value may

be measured either by

a direct price

comparison or by

conversion
of an

instrument price

into a

yield. The

range represents

the range

of prices

derived

from reference

issuances of

a similar
credit quality

used to measure

fair value for

loans classified as

Level 3. Loans priced

at 0 are distressed

to the point

that no
recovery is expected, while a

current price of 100 represents a loan that is expected

to be repaid in full.
Credit spread
–

Valuation models for many credit

derivatives require an input

for the credit spread, which is

a reflection of the

credit quality
of

the

associated

referenced

underlying. The

credit

spread

of a

particular

security is

quoted

in

relation

to

the yield

on a
benchmark security or

reference rate, typically either US Treasury or

ARR, and is generally expressed

in terms of basis points.
An increase / (decrease) in credit spread will increase / (decrease) the value of credit protection offered by credit default swaps
and other

credit derivative products.

The income statement

effect from such

changes depends

on the nature

and direction
of the positions held. Credit spreads

may be negative where the

asset is more creditworthy than

the benchmark against which
the spread is calculated.

A wider credit spread

represents decreasing creditworthiness.

The range represents

a diverse set of
underlyings,

with the

lower end

of the

range representing

credits of

the highest

quality

and

the upper

end of

the

range
representing greater levels of

credit risk.
Discount margin
–

The discount margin

(DM) spread represents the discount

rates applied to present

value cash flows of an asset to reflect

the
market return required for uncertainty in the estimated cash flows. DM spreads are a rate or rates applied on top

of a floating
index (e.g.,

Secured Overnight

Financing Rate

(SOFR)) to discount

expected cash

flows. Generally, a

decrease / (increase)

in
the DM in isolation would result in

a higher / (lower) fair value.
–

The

high end

of the

range relates

to securities

that

are priced

low within

the

market

relative

to the

expected cash

flow
schedule. This indicates that

the market is pricing an increased risk of credit loss into

the security that is greater than what is
being

captured by the

expected cash

flow generation

process. The

low ends of

the ranges

are typical

of funding rates

on
better-quality instruments.
Funding spread
–

Structured financing transactions are valued using synthetic funding curves that best represent the assets that are pledged as
collateral for

the transactions.

They are not representative

of where

UBS can fund itself

on an unsecured

basis, but

provide
an

estimate of

where UBS

can source

and

deploy secured

funding with

counterparties for

a given

type of

collateral. The
funding spreads are expressed in terms of basis points, and if funding spreads widen, this increases the effect of discounting.

–

A small proportion

of structured debt instruments and

non-structured fixed-rate

bonds within financial

liabilities designated
at fair value had an exposure to

funding spreads that was longer in duration

than the actively traded market.
Volatility
–

Volatility measures the variability of future prices for

a particular instrument and is generally expressed as

a percentage, where
a higher number reflects a more volatile

instrument, for which future price movements are

more likely to occur. Volatility is a
key input

into option

models, where

it is used

to derive

a probability-based

distribution of

future prices for

the underlying
instrument.

The

effect

of

volatility

on

individual

positions

within

the

portfolio

is

driven

primarily

by

whether

the

option
contract is a long

or short position. In

most cases, the fair value

of an option increases

as a result of an

increase in

volatility
and is

reduced by

a decrease

in volatility.

Generally, volatility

used in

the measurement

of fair value

is derived

from active-
market option

prices (referred to

as implied

volatility). A key

feature of

implied volatility is

the volatility “smile”

or “skew,”
which represents the effect of

pricing options of different option strikes at different

implied volatility levels.
–

Volatilities of low interest rates tend to be much higher than volatilities of high interest rates. In addition,

different currencies
may have significantly different

implied volatilities.
Input Description
Correlation
–

Correlation measures the interrelationship between the movements of two variables. It is expressed as a percentage between

–100%

and

+100%,

where

+100%

represents

perfectly

correlated

variables

(meaning

a

movement

of

one

variable

is
associated with a

movement of the

other variable in the

same direction) and –100%

implies that the

variables are inversely
correlated

(meaning

a

movement

of

one

variable

is

associated

with

a

movement

of

the

other

variable

in

the

opposite
direction). The effect of correlation on the measurement of fair value depends on the specific terms of the instruments being
valued, reflecting the range of

different payoff features within such instruments.
–

Equity-to-FX correlation is important

for equity options based on a currency other

than the currency of the underlying stock.
Equity-to-equity correlation is particularly important for

complex options that incorporate, in some manner, different equities in the projected payoff.
Equity dividend
yields
–

The derivation

of a forward

price for an

individual stock or

index is important

for measuring

fair value for

forward or

swap
contracts and for measuring fair value using option pricing

models. The relationship between the current stock price and the forward price is based on a combination of expected

future dividend levels and payment timings, and, to a lesser extent, the relevant funding rates applicable to the stock

in question. Dividend yields are

generally expressed as an

annualized percentage
of the

share price, with

the lowest limit

of 0% representing

a stock that

is not expected

to pay any

dividend. The

dividend
yield and

timing represent

the most significant

parameter in

determining fair

value for

instruments that

are sensitive

to an
equity forward price.

f) Level 3 instruments: sensitivity

to changes in unobservable

input assumptions
The table below

summarizes those financial assets

and liabilities classified

as Level 3 for

which a

change in one or

more
of

the

unobservable

inputs

to

reflect

reasonably

possible

favorable

and

unfavorable

alternative

assumptions

would
change fair value significantly, and the estimated effect thereof. The table below does not represent the estimated effect of stress

scenarios.

Interdependencies

between

Level 1,

2 and

3 parameters

have

not

been

incorporated in

the table.
Furthermore, direct

interrelationships

between the

Level 3 parameters

discussed below

are not

a significant element

of
the valuation uncertainty.
Sensitivity data is estimated

using a number of

techniques, including the

estimation of

price dispersion among

different
market participants,

variation in

modeling approaches

and reasonably possible

changes to assumptions

used within the
fair value measurement

process. The

sensitivity ranges

are not

always symmetrical

around

the fair values,

as the inputs
used in valuations are not

always precisely in the middle of the favorable and

unfavorable range.
Sensitivity data

is determined

at a product

or parameter level

and then

aggregated assuming

no diversification

benefit.
Diversification would

incorporate estimated

correlations

across different

sensitivity results

and,

as such,

would result

in
an

overall

sensitivity

that

would

be

less

than

the

sum

of

the

individual

component

sensitivities.

However,

the

Group
believes that the diversification benefit is not

significant to this analysis.
Sensitivity of fair value measurements

to changes in unobservable input

assumptions
1
31.12.22 31.12.21
USD m
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans

measured at fair value, loan

commitments and guarantees
19 (12) 19 (13)
Securities financing transactions 33 (37) 41 (53)
Auction rate securities 46
2
(46)
2
66 (66)
Asset-backed securities 27 (27) 20 (20)
Equity instruments 183 (161) 173 (146)
Interest rate derivatives, net 18
2
(12)
2
29 (19)
Credit derivatives, net 3 (4) 5 (8)
Foreign exchange derivatives,

net
10 (5) 19 (11)
Equity / index derivatives, net 361 (330) 368 (335)
Other 39
2
(62)
2
50 (73)
Total 738 (696) 790 (744)
1 Sensitivity

of issued and over-the

-counter debt instruments

is reported with

the equivalent

derivative or securities

financing instrument.

2 Includes refinements

applied in estimating

valuation uncertainty

across
various parameters.
g) Level 3 instruments: movements

during the period
The table below

presents additional

information about

material movements in

Level 3

assets and

liabilities measured at
fair value on a recurring basis,

excluding any related hedging

activity.
Assets and

liabilities transferred

into or

out of

Level 3 are presented

as if those

assets or

liabilities had

been transferred
at the beginning of

the year.
Movements of Level 3

instruments
USD bn
Balance at
the beginning
of the period
Net gains /
losses
included in
compre-
hensive
income
1
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance at
the end
of the period
For the twelve months ended

31 December 2022
2
Financial assets at fair value held

for
trading 2.3 (0.3) (0.3) 0.3 (1.8) 0.5 0.0 0.7 (0.3) (0.0) 1.5
of which: Investment fund units 0.0 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.1 (0.0) (0.0) 0.1 of which: Corporate and municipal
bonds 0.6 (0.0) (0.0) 0.3 (0.6) 0.0 0.0 0.4 (0.0) (0.0) 0.5
of which: Loans 1.4 (0.1) (0.1) 0.0 (1.1) 0.5 0.0 0.0 (0.2) 0.0 0.6
Derivative financial instruments –
assets 1.1 0.6 0.3 0.0 0.0 0.4 (0.7) 0.1 (0.0) (0.0) 1.5
of which: Interest rate 0.5 0.3 0.3 0.0 0.0 0.0 (0.2) 0.0 (0.1) (0.0) 0.5 of which: Equity / index 0.4 0.2 0.1 0.0 0.0 0.4 (0.3) 0.1 (0.0) (0.0) 0.7 of which: Credit 0.2 0.1 (0.1) 0.0 0.0 0.0 (0.2) 0.0 0.1 0.0 0.3
Financial assets at fair value not

held
for trading 4.2 0.1 0.1 0.7 (1.2) 0.1 (0.0) 0.2 (0.3) (0.0) 3.7 of which: Loans 0.9 (0.0) (0.0) 0.4 (0.4) 0.1 0.0 0.1 (0.3) (0.0) 0.7
of which: Auction rate securities 1.6 0.1 0.0 0.0 (0.3) 0.0 0.0 0.0 0.0 0.0 1.3 of which: Equity instruments 0.7 0.0 0.0 0.1 (0.1) 0.0 0.0 0.1 0.0 (0.0) 0.8
Derivative financial instruments –
liabilities 2.2 (0.8) (0.4) 0.0 0.0 1.1 (0.9) 0.3 (0.2) (0.1) 1.7
of which: Interest rate 0.3 (0.3) (0.0) 0.0 0.0 0.1 (0.0) 0.0 (0.0) (0.0) 0.1 of which: Equity / index 1.5 (0.4) (0.3) 0.0 0.0 0.8 (0.7) 0.1 (0.2) (0.0) 1.2 of which: Credit 0.3 (0.1) (0.0) 0.0 0.0 0.1 (0.1) 0.1 (0.0) (0.0) 0.3
Debt issued designated at fair value
3
14.2 (2.2) (1.8) 0.0 0.0 4.7 (3.1) 0.7 (3.4) (0.3) 10.5
Other financial liabilities designated at
fair value 0.8 (0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 (0.0) (0.0) 0.7
For the twelve months ended

31 December 2021
Financial assets at fair value held

for
trading 2.3 (0.0) (0.1) 0.3 (1.6) 1.2 0.0 0.3 (0.3) (0.0) 2.3
of which: Investment fund units 0.0 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.0 (0.0) (0.0) 0.0 of which: Corporate and municipal
bonds 0.8 0.0 (0.0) 0.2 (0.4) 0.0 0.0 0.0 (0.1) (0.0) 0.6
of which: Loans 1.1 0.0 (0.0) 0.0 (0.8) 1.2 0.0 0.0 (0.2) 0.0 1.4
Derivative financial instruments –
assets 1.8 (0.2) (0.1) 0.0 0.0 0.5 (0.7) 0.1 (0.3) (0.0) 1.1 of which: Interest rate 0.5 0.1 0.1 0.0 0.0 0.1 (0.2) 0.0 (0.1) (0.0) 0.5 of which: Equity / index 0.9 (0.1) (0.1) 0.0 0.0 0.3 (0.4) 0.0 (0.2) (0.0) 0.4 of which: Credit 0.3 (0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 (0.0) 0.0 0.2
Financial assets at fair value not

held
for trading 3.9 0.1 0.1 1.0 (0.6) 0.0 0.0 0.1 (0.3) (0.0) 4.2 of which: Loans 0.9 (0.0) 0.0 0.6 (0.3) 0.0 0.0 0.0 (0.3) (0.0) 0.9
of which: Auction rate securities 1.5 0.1 0.1 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.6 of which: Equity instruments 0.5 0.1 0.1 0.1 (0.1) 0.0 0.0 0.0 (0.0) (0.0) 0.7
Derivative financial instruments –
liabilities 3.5 0.2 (0.0) 0.0 0.0 0.9 (1.8) 0.0 (0.5) (0.0) 2.2
of which: Interest rate 0.5 (0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 (0.0) (0.0) 0.3 of which: Equity / index 2.3 0.3 0.1 0.0 0.0 0.8 (1.5) 0.0 (0.4) (0.0) 1.5 of which: Credit 0.5 (0.1) (0.1) 0.0 0.0 0.0 (0.0) 0.0 (0.1) (0.0) 0.3
Debt issued designated at fair value 11.0 0.7 0.6 0.0 0.0 8.0 (4.2) 0.2 (1.2) (0.2) 14.2
Other financial liabilities designated at
fair value 0.7 0.0 0.0 0.0 0.0 0.4 (0.2) 0.0 (0.0) (0.0) 0.8
1 Net gains / losses included in comprehensive

income are recognized in Net interest

income and Other net income

from financial instruments

measured at fair value through profit

or loss in the Income statement,

and
also in

Gains /

(losses) from

own credit

on financial

liabilities

designated at

fair value,

before tax

in the

Statement

of comprehensive

income.

2 Total

Level 3

assets as

of 31 December

2022

were USD
6.8 bn
(31 December 2021:

USD
7.6
bn). Total Level

3 liabilities

as of 31 December

2022 were

USD
13.0
bn (31 December

2021: USD
17.4
bn).

3 Of the

USD
2.2
bn in net gains

/ losses

that is included

in comprehensive
income, USD 1.7
bn is recognized

in the Income

statement and

USD
0.5
bn is recognized

in the Statement

of comprehensive

income in

Gains / (losses)

from own credit

on financial liabilities

designated at fair

value,
before tax.
h) Maximum exposure to credit risk

for financial instruments measured

at fair value
The tables

below provide

the Group’s

maximum exposure

to credit risk

for financial

instruments measured

at fair value
and

the

respective

collateral

and

other

credit

enhancements

mitigating

credit

risk

for

these

classes

of

financial
instruments.

The maximum exposure

to credit risk

includes the

carrying amounts

of financial instruments

recognized on

the balance
sheet subject to credit risk

and the notional amounts for off-balance sheet arrangements. Where information is available, collateral is presented at fair

value. For other collateral,

such as real estate,

a reasonable alternative

value is used. Credit
enhancements,

such

as

credit

derivative

contracts

and

guarantees,

are

included

at

their

notional

amounts.

Both

are
capped

at the

maximum exposure

to credit

risk for

which they

serve as

security. The

“Risk

management and

control”
section of this

report describes

management’s view

of credit

risk and

the related exposures,

which can differ

in certain
respects from the requirements of IFRS.
Maximum exposure to credit

risk

31.12.22
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

fair value on the balance

sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
16.5

16.5
Derivative financial instruments
4
150.1 5.9 133.5 10.7
Brokerage receivables 17.6 17.3 0.3
Financial assets at fair value not

held for trading – debt instruments
5
44.8 11.4 33.4
Total financial assets

measured at fair value
229.0 0.0 34.6 0.0 0.0 133.5 0.0 0.0 61.0
Guarantees
6
0.2 0.2 0.0
31.12.21
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

fair value on the balance

sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
22.4

22.4
Derivative financial instruments
4
118.1 4.2 103.2 10.7
Brokerage receivables 21.8 21.6 0.2
Financial assets at fair value not

held for trading – debt instruments
5
37.0 11.2 25.7
Total financial assets

measured at fair value
199.4 0.0 37.1 0.0 0.0 103.2 0.0 0.0 59.1
Guarantees
6
0.2 0.2 0.0
1 The maximum exposure

to loss is generally

equal to the carrying amount

and subject to change

over time with market

movements.

2 These positions

are generally managed under the

market risk framework.

For
the purpose of this

disclosure, collateral

and credit enhancements

were not considered.

3 Does not include

investment fund

units.

4 The

amount shown in the

“Netting” column

represents the

netting potential
not recognized on the balance

sheet. Refer to Note

21 for more information.

5 Financial assets

at fair value not

held for trading collateralized

by securities consisted

of structured loans and reverse

repurchase and
securities borrowing agreements.

6 The amount

shown in the “Guarantees”

column largely relates to

sub-participations.
i) Financial instruments not measured

at fair value
The table below provides

the estimated fair values of financial instruments

not measured

at fair value.
Financial instruments not measured

at fair value
31.12.22 31.12.21
Carrying
amount Fair value
Carrying
amount Fair value
USD bn Total
Carrying
amount
approximates
fair value
1
Level

1
Level 2 Level 3 Total Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total
Assets
Cash and balances at central banks 169.4 169.4 0.1 0.0 0.0 169.4 192.8 192.7 0.1 0.0 0.0 192.8
Loans and advances to banks 14.8 14.0 0.0 0.7 0.0 14.8 15.5 14.8 0.0 0.7 0.0 15.5
Receivables from securities financing
transactions measured at amortized cost 67.8 64.3 0.0 1.8 1.7 67.8 75.0 71.6 0.0 1.3 2.1 75.0
Cash collateral receivables on derivative
instruments 35.0 35.0 0.0 0.0 0.0 35.0 30.5 30.5 0.0 0.0 0.0 30.5
Loans and advances to customers 387.2 134.3 0.0 45.9 194.7 374.9 397.8 163.1 0.0 43.8 190.1 396.9
Other financial assets measured at amortized
cost
2
53.3 12.9 10.3 25.1 2.5 50.8 26.2 4.1 9.3 10.7 2.4 26.5
Liabilities
Amounts due to banks 11.6 8.9 0.0 2.7 0.0 11.6 13.1 9.1 0.0 4.0 0.0 13.1
Payables from securities financing
transactions measured at amortized cost 4.2 3.5 0.0 0.7 0.0 4.2 5.5 4.1 0.0 1.5 0.0 5.5
Cash collateral payables on derivative
instruments 36.4 36.4 0.0 0.0 0.0 36.4 31.8 31.8 0.0 0.0 0.0 31.8
Customer deposits 525.1 491.3 0.0 33.6 0.0 524.8 542.0 535.4 0.0 6.6 0.0 542.0
Debt issued measured at amortized cost 114.6 15.4 0.0 98.1 0.0 113.5 139.2 15.8 0.0 125.3 0.0 141.1
Other financial liabilities measured at
amortized cost
3
6.2 6.2 0.0 0.0 0.0 6.2 5.4 5.4 0.0 0.0 0.0 5.4
1 Includes certain financial instruments

where the carrying amount

is a reasonable approximation

of the fair value

due to the instruments’

short-term nature (instruments

that are receivable

or payable on demand,

or
with a remaining maturity (excluding the effects

of callable features) of three months or less).

2 Effective 1 April 2022, a portfolio of assets

previously classified as Financial assets measured at

fair value through other
comprehensive income was

reclassified to Other financial

assets measured at amortized

cost. Refer to Note 1 for information.

3 Excludes lease liabilities.
The fair values

included

in the table

above have

been calculated for

disclosure purposes

only.

The valuation

techniques
and assumptions described

below relate only

to the fair value of UBS’s

financial instruments

not measured at fair

value.
Other institutions

may use

different

methods

and

assumptions

for their

fair value

estimations,

and

therefore such

fair
value disclosures cannot necessarily be compared from one financial institution to another.

The following principles were
applied when determining

fair value estimates for financial instruments not

measured at fair value:
–

For financial

instruments

with

remaining

maturities

greater

than three

months,

the

fair value

was determined

from
quoted market prices, if available.
–

Where quoted market prices were not

available, the fair values

were estimated by discounting

contractual cash flows
using

current

market interest

rates or

appropriate

yield curves

for

instruments

with

similar credit

risk and

maturity.
These estimates generally include adjustments

for counterparty credit risk or UBS’s

own credit.
–

For short-term financial instruments

with remaining maturities

of three months or

less, the carrying amount,

which is
net of credit loss allowances, is generally

considered a reasonable

estimate of fair value.

UBS AG
Entity [Table]
Disclosure Of Fair Value Measurement Explanatory
Note 20

Fair value measurement
a) Valuation principles
All financial and

non-financial assets

and liabilities measured

or disclosed

at fair value

are categorized

into one of

three
fair value hierarchy

levels in

accordance with

International F

inancial Reporting

Standards (IFRS).

The fair value

hierarchy
is based

on

the transparency

of inputs

to the

valuation

of an

asset or

liability

as of

the measurement

date.

In certain
cases,

the

inputs

used

to

measure

fair value

may

fall

within

different

levels

of

the

fair value

hierarchy.

For

disclosure
purposes,

the level

in the

hierarchy

within

which an

instrument is

classified in

its entirety

is based

on

the lowest

level
input that is significant to the position’s

fair value measurement:
–

Level 1 – quoted prices (unadjusted)

in active markets for identical assets and liabilities;
–

Level 2 – valuation techniques for which

all significant inputs are, or

are based on, observable market data; or
–

Level 3 – valuation techniques for which

significant inputs are not

based on observable market data.
Fair values are determined

using quoted prices in active

markets for identical assets

or liabilities, where available.

Where
the

market

for

a

financial

instrument

or

non-financial

asset

or

liability

is

not

active,

fair

value

is

established

using

a
valuation

technique,

including

pricing

models.

Valuation

adjustments

may

be

made

to

allow

for

additional

factors,
including model, liquidity, credit

and funding

risks, which are not explicitly

captured within the valuation

technique, but
which would

nevertheless be considered

by market participants

when establishing

a price. The

limitations inherent

in a
particular valuation

technique are

considered in

the determination of

the classification

of an asset

or liability within

the
fair value hierarchy. Generally, the unit of account for a financial instrument is the individual instrument, and

UBS applies
valuation

adjustments

at

an

individual

instrument

level,

consistent

with

that

unit

of

account.

However,

if

certain
conditions

are

met, UBS

may estimate

the

fair

value

of

a

portfolio

of

financial assets

and

liabilities

with

substantially
similar and offsetting risk exposures

on the basis of the net

open risks.
›

Refer to Note 20d

for more information

b) Valuation governance
UBS’s

fair

value

measurement

and

model

governance

framework

includes

numerous

controls

and

other

procedural
safeguards

that are

intended

to maximize the

quality of

fair value

measurements

reported

in the

financial statements.
New products

and valuation techniques

must be reviewed

and approved

by key stakeholders

from the risk

and finance
control functions. Responsibility

for the ongoing

measurement of f

inancial and non

-financial instruments at fair value

is
with the business divisions.
Fair

value

estimates

are

validated

by

the

risk

and

finance

control

functions,

which

are

independent

of

the

business
divisions. Independent price verification is performed

by Finance through benchmarking

the business divisions’ fair value
estimates

with

observable

market

prices

and

other

independent

sources.

A

governance

framework

and

associated
controls are

in place

in order

to monitor

the quality

of third

-party pricing

sources

where

used.

For instruments

where
valuation models are used

to determine fair value,

independent valuation

and model control groups

within Finance and
Risk Control evaluate UBS’s models on

a regular basis, including

valuation and model input parameters,

as well as pricing.
As a

result of the

valuation controls

employed, valuation

adjustments may be

made to the

business divisions’

estimates
of fair value to align with independent

market data and the relevant accounting standard.
›

Refer to Note 20d

for more information

c) Fair value hierarchy
The table

below provides the

fair value hierarchy classification

of financial

and non-financial assets and

liabilities measured
at

fair

value.

The

narrative

that

follows

describes

valuation

techniques

used

in

measuring

their fair

value

of

different
product types

(including

significant valuation

inputs and

assumptions used),

and the factors

considered in

determining
their classification within the fair

value hierarchy.
During 2022, assets and liabilities that were transferred from Level 2 to Level 1, or from Level 1 to Level 2, and were held for the entire reporting period were

not material.
Determination of fair values

from quoted market prices or valuation techniques
1
31.12.22 31.12.21
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at

fair value on a recurring basis
Financial assets at fair value held for trading 96,263 10,284 1,488 108,034 113,722 15,012 2,299 131,033
of which: Equity instruments 83,095 789 126 84,010 97,983 1,090 149 99,222 of which: Government bills / bonds 5,496 950 18 6,464 7,135 1,351 10 8,496 of which: Investment fund units 6,673 596 61 7,330 7,843 1,364 21 9,229 of which: Corporate and municipal bonds 976 6,509 541 8,026 708 7,791 556 9,055 of which: Loans 0 1,179 628 1,807 0 3,099 1,443 4,542
of which: Asset-backed securities 22 261 114 397 53 317 120 489
Derivative financial instruments 769 147,876 1,464 150,109 522 116,482 1,140 118,145
of which: Foreign exchange 575 84,882 2 85,459 255 53,046 7 53,307 of which: Interest rate 0 39,345 460 39,805 0 32,747 494 33,241 of which: Equity / index 1 21,542 653 22,195 0 27,861 384 28,245 of which: Credit 0 719 318 1,038 0 1,179 236 1,414
of which: Commodities 0 1,334 30 1,365 0 1,590 16 1,606
Brokerage receivables 0 17,576 0 17,576 0 21,839 0 21,839
Financial assets at fair value not held for trading 26,572 29,110 3,725 59,408 27,278 28,185 4,180 59,642
of which: Financial assets for unit-linked investment

contracts
13,071 1 0 13,072 21,110 187 6 21,303
of which: Corporate and municipal bonds 35 14,101 230 14,366 123 13,937 306 14,366 of which: Government bills / bonds 13,103 3,638 0 16,741 5,624 3,236 0 8,860 of which: Loans 0 3,602 736 4,337 0 4,982 892 5,874
of which: Securities financing transactions 0 7,590 114 7,704 0 5,704 100 5,804 of which: Auction rate securities 0 0 1,326 1,326 0 0 1,585 1,585 of which: Investment fund units 307 178 190 675 338 137 117 591 of which: Equity instruments 57 0 792 849 83 2 681 765
Financial assets measured at

fair value through other comprehensive

income on a recurring basis
Financial assets measured at fair value through

other comprehensive income
57 2,182 0 2,239 2,704 6,140 0 8,844
of which: Asset-backed securities
2
0 0 0 0 0 4,849 0 4,849
of which: Government bills / bonds
2
0 26 0 26 2,658 27 0 2,686
of which: Corporate and municipal bonds 57 2,156 0 2,213 45 1,265 0 1,310
Non-financial assets measured at

fair value on a recurring basis
Precious metals and other physical commodities 4,471 0 0 4,471 5,258 0 0 5,258
Non-financial assets measured at

fair value on a non-recurring

basis
Other non-financial assets
3
0 0 21 21 0 0 26 26
Total assets measured

at fair value
128,132 207,028 6,698 341,858 149,484 187,658 7,645 344,787
Determination of fair values

from quoted market prices or valuation techniques

(continued)
1
31.12.22 31.12.21
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value

on a recurring basis
Financial liabilities at fair value held for trading 23,578 5,823 114 29,515 25,413 6,170 105 31,688 of which: Equity instruments 16,521 352 78 16,951 18,328 513 83 18,924 of which: Corporate and municipal bonds 36 4,643 27 4,707 30 4,219 17 4,266 of which: Government bills / bonds 5,880 706 1 6,587 5,883 826 0 6,709 of which: Investment fund units 1,141 84 3 1,229 1,172 555 6 1,733
Derivative financial instruments 640 152,582 1,684 154,906 509 118,558 2,242 121,309
of which: Foreign exchange

587 87,897 24 88,508 258 53,800 21 54,078
of which: Interest rate

0 37,429 116 37,545 0 28,398 278 28,675
of which: Equity / index

0 24,963 1,184 26,148 0 33,438 1,511 34,949
of which: Credit 0 920 279 1,199 0 1,412 341 1,753
of which: Commodities 0 1,309 52 1,361 0 1,503 63 1,566
Financial liabilities designated at

fair value on a recurring basis
Brokerage payables designated at

fair value
0 45,085 0 45,085 0 44,045 0 44,045
Debt issued designated at fair value 0 62,603 9,240 71,842 0 59,606 11,854 71,460
Other financial liabilities designated at fair value 0 30,055 1,978 32,033 0 29,258 3,156 32,414 of which: Financial liabilities related to unit-linked

investment contracts
0 13,221 0 13,221 0 21,466 0 21,466
of which: Securities financing transactions 0 15,333 0 15,333 0 6,375 2 6,377 of which: Over-the-counter

debt instruments and other
0 993 691 1,684 0 1,417 814 2,231
Total liabilities measured

at fair value
24,219 296,148 13,015 333,382 25,922 257,637 17,357 300,916
1 Bifurcated embedded derivatives are presented

on the same balance sheet lines as their host contracts and are not included in this table. The fair value of

these derivatives was not material for the periods

presented.

2 Effective 1 April 2022, a portfolio of

assets previously classified as Financial

assets measured at fair value

through other

comprehensive income was

reclassified to Other financial

assets measured at amortized cost.
Refer to Note 1 for more information.

3 Other non-financial assets primarily

consist of properties and other non-current assets

held for sale, which are measured

at the lower of their net carrying amount or fair value
less costs to sell.
Valuation techniques

UBS uses widely recognized valuation techniques for determining the fair value of

financial and non-financial instruments
that are

not actively

traded and

quoted.

The most frequently

applied

valuation techniques

include discounted

value of
expected cash flows, relative value

and option pricing methodologies.
Discounted

value

of

expected

cash

flows

is

a

valuation

technique

that

measures

fair

value

using

estimated

expected
future cash

flows from assets or

liabilities and then

discounts these cash

flows using a discount

rate or discount

margin
that

reflects

the

credit

and

/ or

funding spreads

required

by

the market

for

instruments

with

similar

risk and

liquidity
profiles to

produce

a present

value.

When using

such valuation

techniques,

expected

future cash

flows

are estimated
using an

observed or

implied market price

for the

future cash

flows or by

using industry

-standard

cash flow projection
models.

The

discount

factors

within

the

calculation

are

generated

using

industry-standard

yield

curve

modeling
techniques and models.
Relative value

models measure

fair value

based on the

market prices

of equivalent

or comparable

assets or

liabilities,

making
adjustments for differences

between the characteristics

of the observed instrument

and the instrument

being valued.
Option

pricing

models

incorporate

assumptions

regarding

the

behavior

of

future

price

movements

of

an

underlying
referenced

asset

or

assets

to

generate

a

probability-weighted

future

expected

payoff

for

the

option.

The

resulting
probability-weighted expected

payoff is

then discounted

using discount

factors generated

from industry

-standard yield
curve modeling

techniques

and

models. The

option pricing

model may

be implemented

using a

closed-form analytical
formula or other mathematical techniques

(e.g., binomial

tree or Monte Carlo simulation).
Where available, valuation techniques use market-observable assumptions and inputs. If such data is not available,

inputs
may be derived

by reference

to similar assets

in active

markets, from recent

prices for

comparable transactions

or from
other observable market data. In such

cases, the inputs selected

are based on historical

experience and practice for

similar
or analogous instruments,

derivation of input

levels based

on similar

products with observable

price levels, and knowledge
of current market conditions and

valuation approaches.
For

more

complex

instruments,

fair

values

may

be

estimated

using

a

combination

of

observed

transaction

prices,
consensus pricing services and relevant

quotes. Consideration is given to the nature of the

quotes (e.g., indicative or firm)
and the

relationship of recently

evidenced market activity

to the prices

provided by

consensus pricing services. UBS

also
uses internally developed models, which are typically

based on valuation methods and techniques recognized as standard within the

industry. Assumptions

and inputs used in

valuation techniques include

benchmark interest rate

curves, credit
and

funding

spreads used

in estimating

discount

rates,

bond

and

equity prices,

equity

index

prices,

foreign

exchange
rates, levels

of market

volatility and

correlation. Refer

to Note

20e

for more

information.

The discount

curves used

by
UBS incorporate the funding

and credit characteristics of the instruments to

which they are applied.
Financial instruments

excluding derivatives:

valuation and classification

in the fair value

hierarchy
Product
Valuation and

classification in the fair value hierarchy
Government bills
and bonds
Valuation –

Generally valued using prices

obtained directly from the market.
–

Instruments not

priced directly using

active-market data are

valued using discounted

cash flow valuation
techniques that incorporate market

data for similar government instruments.

Fair value
hierarchy
–

Generally traded in

active markets with prices that

can be obtained directly from these

markets, resulting
in classification as Level 1,

while the remaining positions are classified as Level

2 and Level 3.
Corporate and
municipal bonds
Valuation –

Generally

valued

using

prices

obtained

directly

from

the

market

for

the

security,

or

similar

securities,
adjusted for seniority, maturity

and liquidity.
–

When

prices are

not available,

instruments are

valued using

discounted

cash flow

valuation techniques
incorporating the credit spread of

the issuer or similar issuers.
–

For

convertible

bonds

without directly

comparable

prices,

issuances

may

be priced

using

a convertible
bond model.
Fair value
hierarchy
–

Generally classified as Level 1

or Level 2,

depending on the depth of trading activity behind

price sources.
–

Level 3 instruments have no suitable

pricing information available.
Traded

loans and
loans measured at
fair value
Valuation –

Valued directly using market prices

that reflect recent transactions

or quoted dealer prices, where

available.
–

Where

no market

price

data is

available, loans

are valued

by relative

value benchmarking

using pricing
derived from debt instruments in

comparable entities or different products in

the same entity, or by using
a credit

default swap valuation

technique, which

requires inputs

for credit

spreads, credit

recovery rates
and

interest rates.

Recently originated

commercial

real estate

loans are

measured

using a

securitization
approach based on rating agency guidelines.
Fair value
hierarchy
–

Instruments with suitably deep

and liquid pricing information are classified as

Level 2.
–

Positions requiring the use of valuation techniques, or for which the price sources have insufficient trading depth, are classified as Level 3.
Investment fund
units
Valuation –

Predominantly exchange

-traded, with readily available quoted prices in liquid

markets.
–

Where market prices are not available,

fair value may be measured using net asset values (NAVs)

.
Fair value
hierarchy
–

Listed

units

are

classified

as Level

1, provided

there

is sufficient

trading

activity to

justify

active-market
classification, while other positions are

classified as Level 2.
–

Positions for which NAVs are not available

are classified as Level 3.
Asset-backed
securities (ABS)
Valuation –

For liquid securities, the valuation process will use trade and price data, updated for movements in market levels between the

time of trading and

the time of valuation. Less liquid

instruments are measured using
discounted expected cash flows incorporating

price data for

instruments or indices with

similar risk profiles.
Fair value
hierarchy
–

Residential

mortgage
-
backed

securities
, c
ommercial

mortgage
-
backed

securities

and

other

ABS

are
generally classified as Level 2. However, if significant inputs are unobservable, or if market or fundamental data is not available, they are

classified as Level 3.
Auction rate
securities (ARS)
Valuation –

ARS

are

valued

utilizing

a

discounted

cash

flow

methodology.

The

model

captures

interest

rate

risk
emanating from the

note coupon, credit risk

attributable to the underlying

closed-end fund

investments,
liquidity risk as a function of

the level of trading volume in these

positions, and extension risk

,

as ARS are
perpetual instruments that require

an assumption regarding their maturity

or issuer redemption date.

Fair value
hierarchy
–

Granular and liquid

pricing information is generally

not available for ARS.

As a result, these

securities are
classified as Level 3.
Equity instruments
Valuation –

Listed equity instruments are

generally valued using prices obtained directly from

the market.
–

Unlisted equity

holdings, including

private equity

positions, are

initially marked

at their

transaction price
and are

revalued when

reliable evidence

of price

movement becomes

available or

when the

position

is
deemed to be impaired.

Fair value
hierarchy
–

The majority

of equity

securities are

actively

traded on

public stock

exchanges where

quoted prices

are
readily and regularly available, resulting

in Level 1 classification.
–

Equity securities less actively traded

will be classified as Level 2 and illiquid

positions as Level 3.
Financial assets for
unit-linked
investment
contracts
Valuation –

The majority of assets are listed on

exchanges and fair values are determined using quoted

prices.
Fair value
hierarchy
–

Most assets are classified as

Level 1 if actively traded, or Level 2 if trading is not active.
–

Instruments for which prices are

not readily available are classified as

Level 3.
Securities
financing
transactions
Valuation –

These instruments are

valued using discounted expected

cash flow techniques. The

discount rate applied
is based on funding curves that

are relevant to the collateral eligibility terms.
Fair value
hierarchy
–

Collateral

funding curves for

these instruments

are generally observable

and, as

a result,

these positions
are classified as Level 2.
–

Where the collateral terms

are non-standard, the funding curve

may be considered unobservable

and these
positions are classified as Level 3.
Brokerage
receivables and
payables
Valuation –

Fair value is determined based on

the value of the underlying balances.
Fair value
hierarchy
–

Due to their on-demand nature,

these receivables and payables are deemed as Level

2.
Product
Valuation and

classification in the fair value hierarchy
Financial liabilities
related to unit-
linked investment
contracts
Valuation –

The

fair values

of investment

contract liabilities

are determined

by reference

to the

fair

value of

the
corresponding assets.
Fair value
hierarchy
–

The

liabilities

themselves

are

not actively

traded,

but

are

mainly

referenced

to

instruments

that

are
actively traded and are therefore classified

as Level 2.
Precious metals and
other physical
commodities
Valuation –

Physical assets are valued using the

spot rate observed in the relevant market

.
Fair value
hierarchy
–

Generally traded in active markets

with prices that can

be obtained directly from

these markets, resulting
in classification as Level 1.
Debt issued
designated at fair
value
Valuation –

The risk management

and the valuation

approaches for

these instruments are

closely aligned with

the
equivalent

derivatives

business

and

the

underlying

risk,

and

the

valuation

techniques

used

for

this
component are the same a

s

the relevant valuation techniques described below.
Fair value
hierarchy
–

The observability is closely aligned with

the equivalent derivatives business and the underlying

risk.

Derivative instruments: valuation

and classification in the fair

value hierarchy
The curves used for discounting

expected cash flows in

the valuation of collateralized

derivatives reflect the funding terms
associated with the relevant collateral arrangement for the instrument being valued. These collateral arrangements differ across

counterparties

with

respect

to

the

eligible

currency
and
interest

terms

of

the

collateral.

The

majority

of
collateralized derivatives are

measured using a discount

curve based on

funding rates derived from overnight

interest in
the cheapest eligible currency for the

respective counterparty

collateral agreement.
Uncollateralized and

partially collateralized

derivatives are

discounted

using the

alternative reference

rate (the

ARR) (or
equivalent)

curve for

the

currency of

the

instrument.

As

described

in

Note

20d,

the fair

value

of

uncollateralized

and
partially

collateralized derivatives

is

then adjusted

by

credit

valuation

adjustments

(CVAs),

debit valuation

adjustments
(DVAs)

and

funding valuation

adjustments (

FVAs),

as applicable,

to reflect

an estimation

of the

effect of

counterparty
credit risk, UBS’s own credit risk, and

funding costs and benefits.
›

Refer to Note 10

for more information

about derivative

instruments

Derivative product
Valuation and

classification in the fair value hierarchy
Interest rate
contracts
Valuation –

Interest rate swap contracts are valued by estimating future interest cash flows and discounting those cash flows using

a rate

that reflects

the appropriate

funding rate

for the

position

being

measured. The

yield
curves used

to estimate

future index levels

and discount

rates are generated

using market-standard

yield
curve models using interest rates associated

with current market activity. The key

inputs to the models are
interest rate

swap rates, forward

rate agreement

rates, short-term interest

rate futures prices,

basis swap
spreads and inflation swap rates.
–

Interest rate

option contracts

are valued

using various

market-standard option

models, using

inputs that
include interest rate yield curves,

inflation curves, volatilities and correlations.
–

When the maturity of an interest rate swap or option contract exceeds the term for which standard market
quotes are observable for a significant input parameter, the contracts are valued by extrapolation from the
last observable point using

standard assumptions or by reference to

another observable comparable input
parameter to represent a

suitable proxy for that portion of the term.
Fair value
hierarchy
–

The majority of interest rate swaps are classified as Level 2,

as the standard market contracts that form the
inputs for yield curve models are

generally traded in active and observable

markets.
–

Options are generally treated as Level 2,

as the calibration process enables

the model output to

be validated
to active-market levels. Models calibrated

in this way are

then used to

revalue the portfolio of

both standard
options and more exotic products.
–

Interest

rate swap

or option

contracts are

classified as

Level 3 when

the terms

exceed standard

market-
observable quotes.
–

Exotic options for which appropriate volatility or correlation input levels cannot be implied from observable market data are classified as Level

3.
Credit derivative
contracts
Valuation –

Credit

derivative

contracts

are

valued

using

industry-standard

models

based

primarily

on market

credit
spreads, upfront

pricing points and

implied recovery rates.

Where a derivative

credit spread is not directly
available, it may be derived from

the price of the reference cash bond.

–

Asset-backed

credit derivatives

are valued

using a

valuation

technique similar

to that

of the

underlying
security with an adjustment to reflect

the funding differences between

cash and synthetic form.
Fair value
hierarchy
–

Single-entity

and

portfolio

credit

derivative

contracts

are

classified

as

Level 2

when

credit

spreads

and
recovery rates are determined from actively

traded observable market data. Where the

underlying reference
name(s) are

not actively traded

and the

correlation cannot

be directly mapped

to actively

traded

tranche
instruments, these contracts are classified

as Level 3.

–

Asset-backed

credit

derivatives

follow

the

characteristics

of

the

underlying

security

and

are

therefore
distributed across Level 2 and

Level 3.
Derivative product
Valuation and

classification in the fair value hierarchy
Foreign exchange
contracts
Valuation –

Open spot foreign exchange

(FX) contracts are valued using the FX spot rate observed

in the market.
–

Forward FX contracts are

valued using the FX spot rate

adjusted for forward pricing points

observed from
standard market-based

sources.
–

Over-the-counter

(OTC)

FX option

contracts are

valued

using market-standard

option valuation

models.
The models

used for shorter-dated

options (i.e.,

maturities of five

years or less)

tend to be

different than
those used for longer-dated options because the models

needed for longer-dated OTC FX

contracts require
additional consideration of

interest rate and FX rate interdependency.
–

The valuation for multi-dimensional FX options uses a multi-local volatility model, which is calibrated to the
observed FX volatilities for all relevant

FX pairs.
Fair value
hierarchy
–

The

markets

for

FX

spot

and

FX

forward

pricing

points

are

both

actively

traded

and

observable

and
therefore such FX contracts are generally

classified as Level 2.

–

A significant

proportion of

OTC FX option

contracts are

classified as Level

2 as inputs

are derived

mostly
from standard market

contracts traded in active and observable markets.
–

OTC FX option contracts

classified as Level 3 include

multi-dimensional FX options and long-dated FX

exotic
option contracts where

there is no active market from which to derive

volatility or correlation inputs.
Equity / index
contracts
Valuation –

Equity

forward contracts

have a

single stock

or index

underlying and

are

valued using

market-standard
models. The key

inputs to the

models are stock

prices, estimated dividend

rates and equity

funding rates
(which are implied from prices of forward contracts observed in the market). Estimated cash flows are then
discounted using

market-standard discounted cash

flow models using a

rate that reflects the

appropriate
funding rate for that portion of

the portfolio. When no market

data is available for the

instrument maturity,
they are

valued

by extrapolation

of available

data, use

of historical

dividend data,

or use

of data

for a
related equity.

–

Equity option contracts are valued using market-standard

models that estimate the equity forward level as
described

for

equity

forward

contracts

and

incorporate

inputs

for

stock

volatility

and

for

correlation
between

stocks

within

a

basket.

The

probability-weighted

expected

option

payoff

generated

is

then
discounted

using

market-standard

discounted

cash

flow

models

applying

a

rate

that

reflects

the
appropriate funding rate for that portion of the portfolio. When volatility, forward or correlation inputs are not

available,

they

are

valued

using

extrapolation

of

available

data,

historical

dividend,

correlation

or
volatility data, or the equivalent

data for a related equity.
Fair value
hierarchy
–

As inputs

are derived

mostly from standard

market contracts traded

in active

and observable

markets, a
significant proportion of equity forward

contracts are classified as Level 2.

–

Equity option

positions for

which inputs are

derived from standard

market contracts traded

in active and
observable markets are also classified as Level 2.

Level 3 positions are those for which volatility, forward or correlation inputs are not ob

servable.
Commodity
contracts
Valuation –

Commodity

forward

and

swap

contracts are

measured

using

market-standard

models

that use

market
forward levels on standard

instruments.

–

Commodity

option

contracts

are

measured

using

market-standard

option

models

that

estimate

the
commodity forward

level as

described

for commodity

forward and

swap contracts,

incorporating

inputs
for the volatility of the underlying index or commodity. For commodity options on baskets of commodities
or

bespoke

commodity

indices,

the

valuation

technique

also

incorporates

inputs

for

the

correlation
between different commodities or

commodity indices.
Fair value
hierarchy
–

Individual

commodity

contracts

are

typically

classified

as

Level 2,

because

active

forward

and

volatility
market data is available.

d) Valuation adjustments and other items
The output of

a valuation

technique is always

an estimate of

a fair value

that cannot be

measured with complete

certainty.
As a result, valuations are adjusted

where appropriate and when such factors

would be considered by market participants
in estimating fair value, to reflect close-out costs, credit exposure,

model-driven valuation uncertainty,

funding costs and
benefits, trading restrictions and

other factors.

Deferred day-1 profit or loss reserves
For new transactions

where the

valuation technique

used to

measure fair

value requires

significant

inputs that

are not
based on observable market data, the financial instrument is initially recognized

at the transaction price. The transaction
price may differ from the fair

value obtained using a

valuation technique, where

any such difference is deferred and

not
initially recognized in the income statement.

Deferred day-1 profit or loss is

generally released into
Other net income from financial instruments measured at fair value through profit

or loss

when pricing

of equivalent

products or

the underlying

parameters becomes

observable or

when
the transaction is closed out.
The table below summarizes the changes

in deferred day-1 profit or loss

reserves during the

respective period.
Deferred day-1 profit

or loss reserves
USD m 2022 2021 2020
Reserve balance at the beginning of the

year
418 269 146
Profit / (loss) deferred on new transactions 299 459 362
(Profit) / loss recognized in the income statement (295) (308) (238)
Foreign currency translation 0 (2) 0
Reserve balance at the end of the year 422 418 269
Own credit

Own

credit

risk

is

reflected

in

the

valuation

of

UBS’s

fair

value

option

liabilities

where

this

component

is

considered
relevant for valuation purposes

by UBS’s counterparties and other market participants.
Changes

in the

fair value

of financial

liabilities designated

at fair

value through

profit or

loss related

to own

credit are
recognized

in
Other

comprehensive

income

directly

within
Retained

earnings,

with

no

reclassification

to

the

income
statement

in

future

periods.

This

presentation

does

not

create

or

increase

an

accounting

mismatch

in

the

income
statement, as UBS does

not hedge changes in own credit.
Own credit is estimated using own credit adjustment (OCA) curves, which incorporate observable market data, including market-observed secondary prices for UBS’s

debt and debt

curves of peers. In the table

below, the change in unrealized
own

credit consists

of changes

in fair

value that

are attributable

to the

change

in UBS’s

credit spreads,

as well

as the
effect of changes

in fair values

attributable to

factors other than

credit spreads,

such as redemptions,

effects from time
decay and

changes

in interest

and

other market

rates.

Realized

own

credit is

recognized

when

an instrument

with an
associated

unrealized

OCA

is

repurchased

prior

to

the

contractual

maturity

date.

Life-to-date

amounts

reflect

the
cumulative unrealized change

since initial recognition.
›

Refer to Note 15

for more information

about debt issued

designated at fair

value
Own credit adjustments on financial

liabilities designated at fair value
Included in Other comprehensive income
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Recognized during the period:
Realized gain / (loss)

1 (14) 2
Unrealized gain / (loss)

866 60 (295)
Total gain / (loss), before

tax
867 46 (293)
USD m 31.12.22 31.12.21 31.12.20
Recognized on the balance sheet

as of the end of the period:
Unrealized life-to-date gain / (loss)

556 (315) (381)
of which: debt issued designated at fair value 289 (144) (233)
of which: other financial liabilities designated at fair value 266 (172) (148)
Credit valuation adjustments
In

order

to

measure

the

fair

value

of

OTC

derivative

instruments,

including

funded

derivative

instruments

that

are
classified as
Financial assets at

fair value not

held for trading,

CVAs are needed to

reflect the credit risk

of the counterparty
inherent

in

these

instruments.

This

amount

represents

the

estimated

fair

value

of

protection

required

to

hedge

the
counterparty credit risk of such

instruments. A CVA

is determined for each counterparty,

considering all exposures

with
that counterparty,

and is dependent

on the expected future value

of exposures, default

probabilities and recovery

rates,
applicable collateral or netting arrangements,

break clauses, funding

spreads, and other contractual factors.

Funding valuation adjustments
FVAs

reflect

the

costs

and

benefits

of

funding

associated

with

uncollateralized

and

partially

collateralized

derivative
receivables and

payables and are

calculated as the

valuation effect from

moving the

discounting of

the uncollateralized
derivative cash flows from the ARR

to OCA using the CVA

framework, including the probability of counterparty

default.
An FVA is also

applied to collateralized derivative assets in

cases where the collateral

cannot be sold or repledged.
Debit valuation adjustments
A DVA is estimated to incorporate own credit in the valuation of derivatives where an

FVA is not already recognized. The
DVA calculation

is effectively consistent

with the CVA

framework, being determined

for each counterparty,

considering
all exposures

with that

counterparty

and

taking into

account

collateral

netting

agreements,

expected

future

mark-to-
market movements and UBS’s

credit default spreads.
Other valuation adjustments
Instruments that are measured as part

of a portfolio

of combined long and short

positions are valued at mid-market

levels
to ensure consistent

valuation of the

long-

and short-component

risks. A liquidity valuation

adjustment is then made

to
the overall

net long

or short

exposure

to move

the fair

value to

bid or

offer as

appropriate, reflecting

current levels

of
market liquidity.

The bid

–offer

spreads

used

in the

calculation of

this valuation

adjustment

are

obtained

from

market
transactions and other relevant sou

rces and are updated

periodically.
Uncertainties

associated

with

the

use

of model

-based

valuations

are

incorporated

into the

measurement

of

fair value
through

the use

of

model

reserves.

These

reserves

reflect

the

amounts

that

UBS

estimates

should

be

deducted

from
valuations produced

directly by models

to incorporate uncertainties

in the relevant

modeling assumptions,

in the model
and market inputs

used, or in the

calibration of the

model output to

adjust for known

model deficiencies. In

arriving at
these estimates,

UBS considers

a range

of market practices,

including how

it believes market

participants would

assess
these uncertainties. Model

reserves are reassessed periodically

in light

of data from

market transactions, consensus pricing
services and other relevant sources.
Balance sheet valuation adjustments

on financial instruments
As of
USD m 31.12.22 31.12.21
Credit valuation adjustments
1
(33) (44)
Funding valuation adjustments (50) (49)
Debit valuation adjustments 4 2
Other valuation adjustments (839) (913)
of which: liquidity (311) (341)
of which: model uncertainty (529) (571)
1 Amounts do not include reserves

against defaulted counterparties.
Other items
In the first

half of 2021,

UBS AG incurred

a loss of

USD
861
m as a result

of closing out

a significant portfolio

of swaps
with a

US-based client of

its prime brokerage

business and the

unwinding of related

hedges, following the client’s

default.
This loss is presented within
Other net income from financial instruments

measured at fair value through

profit or loss
.
e)

Level 3 instruments: valuation

techniques and inputs

The table below

presents material

Level 3 assets

and liabilities, together

with the valuation

techniques used

to measure
fair value,

the inputs

used in

a given

valuation technique

that are

considered

significant as

of 31

December 2022

and
unobservable, and a

range of values for those unobservable inputs.

The

range of values represents the

highest- and lowest-level inputs used in

the valuation techniques. Therefore, the range
does

not reflect

the level

of uncertainty

regarding

a particular

input

or an

assessment

of the

reasonableness

of

UBS’s
estimates and assumptions, but rather the different underlying characteristics of the relevant assets and liabilities held by
UBS.

The ranges

will therefore

vary from

period

to period

and parameter

to parameter

based

on characteristics

of the
instruments held

at

each

balance sheet

date. Furthermore,

the ranges

of unobservable

inputs

may differ

across other
financial institutions, reflecting the diversity

of the products in each firm’s inventory.
Valuation techniques

and inputs used in the fair value measurement

of Level 3 assets and liabilities
Fair value
Significant
unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
31.12.22 31.12.21
USD bn 31.12.22 31.12.21 31.12.22 31.12.21 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value

held for trading and Financial

assets at fair value not held for trading
Corporate and municipal
bonds 0.8 0.9 0.0 0.0
Relative value to
market comparable Bond price equivalent 14 112 85 16 143 98 points
Discounted expected
cash flows Discount margin 412 412 434 434
basis
points
Traded loans, loans
measured at fair value,
loan commitments and
guarantees 1.7 2.8 0.0 0.0
Relative value to
market comparable Loan price equivalent 30 100 97 0 101 99 points
Discounted expected
cash flows Credit spread 200 200 200 175 800 436
basis
points
Market comparable
and securitization
model Credit spread 145 1,350 322 28 1,544 241
basis
points
Auction rate securities 1.3 1.6
Discounted expected
cash flows Credit spread 115 196 144 115 197 153
basis
points
Investment fund units
3
0.3 0.1 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
0.9 0.8 0.1 0.1
Relative value to
market comparable Price
Debt issued designated at
fair value
4
9.2 11.9
Other financial liabilities
designated at fair value 2.0 3.2
Discounted expected
cash flows Funding spread 23 175 24 175
basis
points
Derivative financial instruments
Interest rate 0.5 0.5 0.1 0.3 Option model
Volatility of interest
rates 75 143 65 81
basis
points
Credit 0.3 0.2 0.3 0.3
Discounted expected
cash flows
Credit spreads

9 565 1 583
basis
points
Bond price equivalent 3 277 2 136 points
Equity / index 0.7 0.4 1.2 1.5 Option model Equity dividend yields 0 20 0 11%
Volatility of equity
stocks, equity and
other indices 4 120 4 98%
Equity-to-FX
correlation (29) 84 (29) 76%
Equity-to-equity
correlation (25) 100 (25) 100%
1 The ranges

of significant unobservable

inputs are represented

in points, percentages

and basis points.

Points are a

percentage of par (e.g.,

100 points would

be 100% of par).

2 Weighted

averages are

provided
for most non-derivative

financial instruments

and were calculated

by weighting inputs

based on the fair

values of the

respective instruments.

Weighted

averages are not

provided for inputs

related to Other

financial
liabilities designated

at fair

value and

Derivative financial

instruments,

as this would

not be meaningful.

3 The

range of

inputs is

not disclosed,

as there

is a

dispersion of

values

given the

diverse nature

of the
investments.

4 Debt issued designated at fair value

primarily consists of UBS

structured notes, which include

variable maturity notes with

various equity and foreign

exchange underlying risks,

rates-linked

and credit-
linked notes, all of which

have embedded derivative

parameters that are considered

to be unobservable. The

equivalent derivative instrument

parameters are presented in the respective

derivative financial instruments
lines in this table.
Significant unobservable inputs in Level

3 positions
This section discusses

the significant

unobservable inputs

used in

the valuation

of Level 3

instruments and

assesses the
potential effect that

a change in

each unobservable input

in isolation

may have

on a fair

value measurement. Relationships
between observable and

unobservable inputs have not been

included in the summary below.

Input Description
Bond price
equivalent
–

Where

market prices are

not available

for a bond,

fair value is

measured by

comparison with

observable pricing data

from
similar instruments.

Factors considered

when selecting

comparable instruments include

credit quality, maturity

and industry
of the issuer.

Fair value may be

measured either by

a direct price

comparison or by conversion

of an instrument price

into a
yield (either as

an outright yield or as a spread to the relevant

benchmark rate).

–

For corporate

and municipal

bonds, the

range represents the

range of prices

from reference issuances

used in

determining
fair value. Bonds priced at 0 are distressed to the point that no recovery is expected, while prices significantly in excess of

100
or

par

relate

to inflation

-linked

or structured

issuances

that

pay a

coupon in

excess

of

the

market benchmark

as of

the
measurement date.
–

For credit derivatives, the bond

price range represents the range of prices

used for reference instruments, which are

typically
converted to an equivalent

yield or credit spread as part of the valuation process.
Loan price
equivalent
–

Where market

prices are not

available for a

traded loan, fair

value is measured

by comparison with

observable pricing

data
for

similar

instruments.

Factors

considered

when

selecting

comparable

instruments

include

industry

segment,

collateral
quality, maturity and issuer-specific covenants.

Fair value may

be measured either by

a direct price

comparison or by

conversion
of an

instrument price

into a

yield. The

range represents

the range

of prices

derived

from reference

issuances of

a similar
credit quality

used to measure

fair value for

loans classified as

Level 3. Loans priced

at 0 are distressed

to the point

that no
recovery is expected, while a

current price of 100 represents a loan that is expected

to be repaid in full.
Credit spread
–

Valuation models for many credit

derivatives require an input

for the credit spread, which is

a reflection of the

credit quality
of

the

associated

referenced

underlying. The

credit

spread

of a

particular

security is

quoted

in

relation

to

the yield

on a
benchmark security or

reference rate, typically either US Treasury or

ARR,

and is generally expressed in terms of basis

points.
An increase / (decrease) in credit spread will increase / (decrease) the value of credit protection offered by credit default swaps
and other

credit derivative products.

The income statement

effect from such

changes depends

on the nature

and direction
of the positions held. Credit spreads

may be negative where the

asset is more creditworthy than

the benchmark against which
the spread is calculated.

A wider credit spread

represents decreasing creditworthiness.

The range represents

a diverse set of
underlyings,

with the

lower end

of the

range representing

credits of

the highest

quality and

the upper

end of

the

range
representing greater levels of

credit risk.
Discount margin
–

The discount margin

(DM) spread represents the discount

rates applied to present

value cash flows of an asset to reflect

the
market return required for uncertainty in the estimated cash flows. DM spreads are a rate or rates applied on top

of a floating
index (e.g.,

Secured Overnight

Financing Rate

(SOFR)) to discount

expected cash

flows. Generally, a

decrease / (increase)

in
the DM in isolation would result in

a higher / (lower) fair value.
–

The

high end

of the

range relates

to securities

that

are priced

low within

the

market

relative

to the

expected cash

flow
schedule. This indicates that

the market is pricing an increased risk of credit loss into

the security that is greater than what is
being

captured by the

expected cash

flow generation

process. The

low ends

of the

ranges are

typical of

funding rates

on
better-quality instruments.
Funding spread
–

Structured financing transactions are valued using synthetic funding curves that best represent the assets that are pledged as
collateral for

the transactions.

They are not representative

of where

UBS can fund itself

on an unsecured

basis, but

provide
an

estimate of

where UBS

can source

and

deploy secured

funding with

counterparties for

a given

type of

collateral. The
funding spreads are expressed in terms of basis points, and if funding spreads widen, this increases the effect of discounting.

–

A small proportion

of structured debt instruments and

non-structured fixed-rate

bonds within financial

liabilities designated
at fair value had an exposure to

funding spreads that was longer in duration

than the actively traded market.
Volatility
–

Volatility measures the variability of future prices for

a particular instrument and is generally expressed as

a percentage, where
a higher number reflects a more volatile

instrument, for which future price movements are

more likely to occur. Volatility is a
key input

into option

models, where

it is used

to derive

a probability-based

distribution of

future prices for

the underlying
instrument.

The

effect

of

volatility

on

individual

positions

within

the

portfolio

is

driven

primarily

by

whether

the

option
contract is a long

or short position. In

most cases, the fair value

of an option increases

as a result of an

increase in

volatility
and is

reduced by

a decrease

in volatility.

Generally,

volatility used

in the

measurement of

fair value is

derived from active-
market option

prices (referred to

as implied

volatility). A key

feature of

implied volatility is

the volatility “smile”

or “skew,”
which represents the effect of

pricing options of different option strikes at different

implied volatility levels.
–

Volatilities of low interest rates tend to be much higher than volatilities of high interest rates. In addition,

different currencies
may have significantly different

implied volatilities.
Input Description
Correlation
–

Correlation measures the interrelationship between the movements of two variables. It is expressed as a percentage between

–100%

and

+100%,

where

+100%

represents

perfectly

correlated

variables

(meaning

a

movement

of

one

variable

is
associated with a

movement of the

other variable in the

same direction) and –100%

implies that the

variables are inversely
correlated

(meaning

a

movement

of

one

variable

is

associated

with

a

movement

of

the

other

variable

in

the

opposite
direction). The effect of correlation on the measurement of fair value depends on the specific terms of the instruments being
valued, reflecting the range of

different payoff features within such instruments.
–

Equity-to-FX correlation is important

for equity options based on a currency other than

the currency of the underlying stock.
Equity-to-equity correlation is particularly important for

complex options that incorporate, in some manner, different equities in the projected payoff.
Equity dividend
yields
–

The derivation

of a forward

price for an

individual stock or

index is important

for measuring

fair value for

forward or

swap
contracts and for measuring fair value using option pricing

models. The relationship between the current stock price and the forward price is based on a combination of expected

future dividend levels and payment timings, and, to a lesser extent, the relevant funding rates applicable to the stock

in question. Dividend yields are

generally expressed as an

annualized percentage
of the

share price, with

the lowest limit

of 0% representing

a stock that

is not expected

to pay any

dividend. The

dividend
yield and

timing represent

the most significant

parameter in

determining fair

value for

instruments that

are sensitive

to an
equity forward price.

f) Level 3 instruments: sensitivity

to changes in unobservable

input assumptions
The table below

summarizes those financial assets

and liabilities classified

as Level 3 for

which a

change in one or

more
of

the

unobservable

inputs

to

reflect

reasonably

possible

favorable

and

unfavorable

alternative

assumptions

would
change fair value significantly, and the estimated effect thereof. The table below does not represent the estimated effect of stress

scenarios.

Interdependencies

between

Level 1,

2 and

3 parameters

have

not

been

incorporated in

the table.
Furthermore, direct

interrelationships

between the

Level 3 parameters

discussed below

are not

a significant element

of
the valuation uncertainty.
Sensitivity data is estimated

using a number of

techniques, including the

estimation of

price dispersion among

different
market participants,

variation in

modeling approaches

and reasonably possible

changes to assumptions

used within the
fair value measurement

process. The

sensitivity ranges

are not

always symmetrical

around

the fair values,

as the inputs
used in valuations are not

always precisely in the middle of the favorable and

unfavorable range.
Sensitivity data

is determined

at a product

or parameter level

and then

aggregated assuming

no diversification

benefit.
Diversification would

incorporate estimated

correlations

across different

sensitivity results

and,

as such,

would result

in
an overall

sensitivity that

would

be less

than the

sum of

the individual

component

sensitivities. However,

UBS

believes
that the diversification benefit is not

significant to this analysis.
Sensitivity of fair value measurements

to changes in unobservable input

assumptions
1
31.12.22 31.12.21
USD m
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans

measured at fair value, loan

commitments and guarantees
19 (12) 19 (13)
Securities financing transactions 33 (37) 41 (53)
Auction rate securities 46
2
(46)
2
66 (66)
Asset-backed securities 27 (27) 20 (20)
Equity instruments 183 (161) 173 (146)
Interest rate derivatives, net 18
2
(12)
2
29 (19)
Credit derivatives, net 3 (4) 5 (8)
Foreign exchange derivatives,

net
10 (5) 19 (11)
Equity / index derivatives, net 361 (330) 368 (335)
Other 39
2
(62)
2
50 (73)
Total 738 (696) 790 (744)
1 Sensitivity

of issued and over-the

-counter debt instruments

is reported with

the equivalent

derivative or securities

financing instrument.

2 Includes refinements

applied in estimating

valuation uncertainty

across
various parameters.
g) Level 3 instruments: movements

during the period
The table below

presents additional

information about

material movements in

Level 3

assets and

liabilities measured at
fair value on a recurring basis,

excluding any related hedging

activity.
Assets and

liabilities transferred

into or

out of

Level 3 are presented

as if those

assets or

liabilities had

been transferred
at the beginning of

the year.
Movements of Level 3

instruments
USD bn
Balance at
the beginning
of the period
Net gains /
losses
included in
compre-
hensive
income
1
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance at
the end
of the period
For the twelve months ended

31 December 2022
2
Financial assets at fair value held

for
trading 2.3 (0.3) (0.3) 0.3 (1.8) 0.5 0.0 0.7 (0.3) (0.0) 1.5
of which: Investment fund units 0.0 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.1 (0.0) (0.0) 0.1 of which: Corporate and municipal
bonds 0.6 (0.0) (0.0) 0.3 (0.6) 0.0 0.0 0.4 (0.0) (0.0) 0.5
of which: Loans 1.4 (0.1) (0.1) 0.0 (1.1) 0.5 0.0 0.0 (0.2) 0.0 0.6
Derivative financial instruments –
assets 1.1 0.6 0.3 0.0 0.0 0.4 (0.7) 0.1 (0.0) (0.0) 1.5
of which: Interest rate 0.5 0.3 0.3 0.0 0.0 0.0 (0.2) 0.0 (0.1) (0.0) 0.5 of which: Equity / index 0.4 0.2 0.1 0.0 0.0 0.4 (0.3) 0.1 (0.0) (0.0) 0.7 of which: Credit 0.2 0.1 (0.1) 0.0 0.0 0.0 (0.2) 0.0 0.1 0.0 0.3
Financial assets at fair value not

held
for trading 4.2 0.1 0.1 0.7 (1.2) 0.1 (0.0) 0.2 (0.3) (0.0) 3.7 of which: Loans 0.9 (0.0) (0.0) 0.4 (0.4) 0.1 0.0 0.1 (0.3) (0.0) 0.7
of which: Auction rate securities 1.6 0.1 0.0 0.0 (0.3) 0.0 0.0 0.0 0.0 0.0 1.3 of which: Equity instruments 0.7 0.0 0.0 0.1 (0.1) 0.0 0.0 0.1 0.0 (0.0) 0.8
Derivative financial instruments –
liabilities 2.2 (0.8) (0.4) 0.0 0.0 1.1 (0.9) 0.3 (0.2) (0.1) 1.7
of which: Interest rate 0.3 (0.3) (0.0) 0.0 0.0 0.1 (0.0) 0.0 (0.0) (0.0) 0.1 of which: Equity / index 1.5 (0.4) (0.3) 0.0 0.0 0.8 (0.7) 0.1 (0.2) (0.0) 1.2 of which: Credit 0.3 (0.1) (0.0) 0.0 0.0 0.1 (0.1) 0.1 (0.0) (0.0) 0.3
Debt issued designated at fair value 11.9 (1.3) (0.9) 0.0 0.0 4.7 (3.1) 0.7 (3.3) (0.3) 9.2
Other financial liabilities designated at
fair value
3
3.2 (1.0) (1.0) 0.0 0.0 0.0 (0.1) 0.1 (0.2) (0.0) 2.0
For the twelve months ended

31 December 2021
Financial assets at fair value held

for
trading 2.3 (0.0) (0.1) 0.3 (1.6) 1.2 0.0 0.3 (0.3) (0.0) 2.3
of which: Investment fund units 0.0 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.0 (0.0) (0.0) 0.0 of which: Corporate and municipal
bonds 0.8 0.0 (0.0) 0.2 (0.4) 0.0 0.0 0.0 (0.1) (0.0) 0.6
of which: Loans 1.1 0.0 (0.0) 0.0 (0.8) 1.2 0.0 0.0 (0.2) 0.0 1.4
Derivative financial instruments –
assets 1.8 (0.2) (0.1) 0.0 0.0 0.5 (0.7) 0.1 (0.3) (0.0) 1.1 of which: Interest rate 0.5 0.1 0.1 0.0 0.0 0.1 (0.2) 0.0 (0.1) (0.0) 0.5 of which: Equity / index 0.9 (0.1) (0.1) 0.0 0.0 0.3 (0.4) 0.0 (0.2) (0.0) 0.4 of which: Credit 0.3 (0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 (0.0) 0.0 0.2
Financial assets at fair value not

held
for trading 3.9 0.1 0.1 1.0 (0.6) 0.0 0.0 0.1 (0.3) (0.0) 4.2 of which: Loans 0.9 (0.0) 0.0 0.6 (0.3) 0.0 0.0 0.0 (0.3) (0.0) 0.9
of which: Auction rate securities 1.5 0.1 0.1 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.6 of which: Equity instruments 0.5 0.1 0.1 0.1 (0.1) 0.0 0.0 0.0 (0.0) (0.0) 0.7
Derivative financial instruments –
liabilities 3.5 0.2 (0.0) 0.0 0.0 0.9 (1.8) 0.0 (0.5) (0.0) 2.2
of which: Interest rate 0.5 (0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 (0.0) (0.0) 0.3 of which: Equity / index 2.3 0.3 0.1 0.0 0.0 0.8 (1.5) 0.0 (0.4) (0.0) 1.5 of which: Credit 0.5 (0.1) (0.1) 0.0 0.0 0.0 (0.0) 0.0 (0.1) (0.0) 0.3
Debt issued designated at fair value
9.6 0.7 0.6 0.0 0.0 7.1 (4.2) 0.1 (1.2) (0.2) 11.9
Other financial liabilities designated at
fair value 2.1 0.0 0.0 0.0 0.0 1.3 (0.2) 0.0 (0.0) (0.0) 3.2
1 Net gains / losses included in comprehensive

income are recognized in Net interest

income and Other net income

from financial instruments

measured at fair value through

profit or loss in the Income statement, and
also in

Gains /

(losses) from

own credit

on financial

liabilities

designated at

fair value,

before tax

in the

Statement

of comprehensive

income.

2 Total

Level 3

assets as

of 31 December

2022

were USD
6.7 bn
(31 December 2021:

USD
7.6
bn). Total Level

3 liabilities

as of 31 December

2022 were

USD
13.0
bn (31 December 2021:

USD
17.4
bn).

3 Of the

USD
1.0
bn in net gains

/ losses that

is included in

comprehensive
income, USD 0.6
bn is recognized

in the Income

statement and

USD
0.4
bn is recognized

in the Statement

of comprehensive

income in

Gains / (losses)

from own credit

on financial liabilities

designated at fair

value,
before tax.
h) Maximum exposure to credit risk

for financial instruments measured

at fair value
The tables below provide UBS AG’s maximum exposure to credit risk for financial instruments measured at fair value and the respective collateral and

other credit enhancements mitigating

credit risk for these

classes of financial instruments.

The maximum exposure

to credit risk

includes the

carrying amounts

of financial instruments

recognized on

the balance
sheet subject to credit risk

and the notional amounts for off-balance sheet arrangements. Where information is available, collateral is presented at fair

value. For other collateral,

such as real estate,

a reasonable alternative

value is used. Credit
enhancements,

such

as

credit

derivative

contracts

and

guarantees,

are

included

at

their

notional

amounts.

Both

are
capped

at the

maximum exposure

to credit

risk for

which they

serve as

security. The

“Risk

management and

control”
section of this

report describes

management’s view

of credit

risk and

the related exposures,

which can differ

in certain
respects from the requirements of IFRS.
Maximum exposure to credit

risk

31.12.22
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

fair value on the balance

sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
16.7

16.7
Derivative financial instruments
4
150.1 5.9 133.5 10.7
Brokerage receivables 17.6 17.3 0.3
Financial assets at fair value not

held for trading – debt instruments
5
44.8 11.4 33.4
Total financial assets

measured at fair value
229.2 0.0 34.6 0.0 0.0 133.5 0.0 0.0 61.2
Guarantees
6
0.2 0.2 0.0
31.12.21
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

fair value on the balance

sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
22.6

22.6
Derivative financial instruments
4
118.1 4.2 103.2 10.7
Brokerage receivables 21.8 0.0 21.6 0.2
Financial assets at fair value not

held for trading – debt instruments
5
37.0 0.0 11.2 25.7
Total financial assets

measured at fair value
199.5 0.0 37.1 0.0 0.0 103.2 0.0 0.0 59.2
Guarantees
6
0.2 0.0 0.2 0.0
1 The maximum exposure

to loss is generally

equal to the carrying amount

and subject to change

over time with market

movements.

2 These positions

are generally managed under the

market risk framework.

For
the purpose of this

disclosure, collateral

and credit enhancements

were not considered.

3 Does not include

investment fund

units.

4 The

amount shown in the

“Netting” column

represents the

netting potential
not recognized on the balance

sheet. Refer to Note

21 for more information.

5 Financial assets

at fair value not

held for trading collateralized

by securities consisted

of structured loans and reverse

repurchase and
securities borrowing agreements.

6 The amount

shown in the “Guarantees”

column largely relates to

sub-participations.
i) Financial instruments not measured

at fair value
The table below provides

the estimated fair values of financial instruments

not measured

at fair value.
Financial instruments not measured

at fair value
31.12.22 31.12.21
Carrying
amount Fair value
Carrying
amount Fair value
USD bn Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total
Assets
Cash and balances at central banks 169.4 169.4 0.1 0.0 0.0 169.4 192.8 192.7 0.1 0.0 0.0 192.8
Loans and advances to banks 14.7 13.9 0.0 0.7 0.0 14.6 15.4 14.6 0.0 0.7 0.0 15.3
Receivables from securities financing
transactions measured at amortized cost 67.8 64.3 0.0 1.8 1.7 67.8 75.0 71.6 0.0 1.3 2.1 75.0
Cash collateral receivables on derivative
instruments 35.0 35.0 0.0 0.0 0.0 35.0 30.5 30.5 0.0 0.0 0.0 30.5
Loans and advances to customers 390.0 136.9 0.0 45.9 195.0 377.7 398.7 163.7 0.0 43.8 190.4 397.9
Other financial assets measured at amortized
cost
2
53.4 13.0 10.3 25.1 2.5 51.0 26.2 4.1 9.3 10.7 2.4 26.5
Liabilities
Amounts due to banks 11.6 8.9 0.0 2.7 0.0 11.6 13.1 9.1 0.0 4.0 0.0 13.1
Payables from securities financing
transactions measured at amortized cost 4.2 3.5 0.0 0.7 0.0 4.2 5.5 4.1 0.0 1.5 0.0 5.5
Cash collateral payables on derivative
instruments 36.4 36.4 0.0 0.0 0.0 36.4 31.8 31.8 0.0 0.0 0.0 31.8
Customer deposits 527.2 493.0 0.0 33.9 0.0 526.9 544.8 537.6 0.0 7.3 0.0 544.8
Funding from UBS Group AG measured at
amortized cost 56.1 2.0 0.0 53.7 0.0 55.7 57.3 2.8 0.0 56.0 0.0 58.8
Debt issued measured at amortized cost 59.5 13.4 0.0 45.5 0.0 58.9 82.4 13.0 0.0 69.8 0.0 82.8
Other financial liabilities measured at
amortized cost
3
7.2 7.2 0.0 0.0 0.0 7.2 6.3 6.3 0.0 0.0 0.0 6.3
1 Includes certain financial instruments

where the carrying amount

is a reasonable approximation

of the fair value

due to the instruments’

short-term nature (instruments

that are receivable

or payable on demand,

or
with a remaining maturity (excluding the effects

of callable features) of three months or less).

2 Effective 1 April 2022, a portfolio of assets

previously classified as Financial assets measured at

fair value through other
comprehensive income was

reclassified to Other financial

assets measured at amortized

cost. Refer to Note 1 for information.

3 Excludes lease liabilities.
The fair values

included

in the table

above have

been calculated for

disclosure purposes

only.

The valuation

techniques
and assumptions described

below relate only

to the fair value of UBS’s

financial instruments

not measured at fair

value.
Other institutions

may use

different

methods

and

assumptions

for their

fair value

estimations,

and

therefore such

fair
value disclosures cannot necessarily be compared from one financial institution to another.

The following principles were
applied when determining

fair value estimates for financial instruments not

measured at fair value:
–

For financial

instruments

with

remaining

maturities

greater

than three

months,

the

fair value

was determined

from
quoted market prices, if available.
–

Where quoted market prices were not

available, the fair values

were estimated by discounting

contractual cash flows
using

current

market interest

rates or

appropriate

yield

curves for

instruments

with

similar credit

risk and

maturity.
These estimates generally include adjustments

for counterparty credit risk or UBS’s

own credit.
–

For short-term financial instruments

with remaining maturities

of three months or

less, the carrying amount,

which is
net of credit loss allowances, is generally

considered a reasonable

estimate of fair value.